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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-08697
                                   ---------------------------------------------


                         AIM Special Opportunities Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                             (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626-1919
                                                    ----------------------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period: 04/30/05
                          --------

Item 1. Reports to Stockholders.

                                                        AIM OPPORTUNITIES I FUND
                              Semiannual Report to Shareholders o April 30, 2005


                                 [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--

AIM OPPORTUNITIES I FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of April 30, 2005, and is based on total net assets.

ABOUT SHARE CLASSES                       o Investing in small and mid-size          financial reporting purposes, and as
                                          companies involves risks not associated    such, the net asset values for
o Effective September 30, 2003, Class B   with investing in more established         shareholder transactions and the returns
shares are not available as an            companies, including business risk,        based on those net asset values may
investment for retirement plans           significant stock price fluctuations and   differ from the net asset values and
maintained pursuant to Section 401 of     illiquidity.                               returns reported in the Financial
the Internal Revenue Code, including                                                 Highlights.
401(k) plans, money purchase pension      ABOUT INDEXES USED IN THIS REPORT
plans and profit sharing plans. Plans                                                o Industry classifications used in this
that have existing accounts invested in   o The unmanaged Standard & Poor's          report are generally according to the
Class B shares will continue to be        Composite Index of 500 Stocks (the S&P     Global Industry Classification Standard,
allowed to make additional purchases.     500--Registered Trademark-- Index) is an   which was developed by and is the
                                          index of common stocks frequently used     exclusive property and a service mark of
PRINCIPAL RISKS OF INVESTING IN THE FUND  as a general measure of U.S. stock         Morgan Stanley Capital International
                                          market performance.                        Inc. and Standard & Poor's.
o The Fund may invest up to 25% of its
assets in the securities of non-U.S.      o The unmanaged RUSSELL 2000--Registered   The Fund provides a complete list of its
issuers. International investing          Trademark-- Index represents the           holdings four times in each fiscal year,
presents certain risks not associated     performance of the stocks of               at the quarter-ends. For the second and
with investing solely in the United       small-capitalization companies.            fourth quarters, the lists appear in the
States. These include risks relating to                                              Fund's semiannual and annual reports to
fluctuations in the value of the U.S.     o The unmanaged LIPPER SMALL-CAP VALUE     shareholders. For the first and third
dollar relative to the values of other    FUND INDEX represents an average of the    quarters, the Fund files the lists with
currencies, the custody arrangements      performance of the 30 largest              the Securities and Exchange Commission
made for the Fund's foreign holdings,     small-capitalization value funds tracked   (SEC) on Form N-Q. Shareholders can look
differences in accounting, political      by Lipper, Inc., an independent mutual     up the Fund's Forms N-Q on the SEC's Web
risks and the lesser degree of public     fund performance monitor.                  site at sec.gov. Copies of the Fund's
information required to be provided by                                               Forms N-Q may be reviewed and copied at
non-U.S. companies.                       o The Fund is not managed to track the     the SEC's Public Reference Room at 450
                                          performance of any particular index,       Fifth Street, N.W., Washington, D.C.
o Leveraging and short-selling, along     including the indexes defined here, and    20549-0102. You can obtain information on
with other hedging strategies, present    consequently, the performance of the       the operation of the Public Reference
higher risks, but also offer greater      Fund may deviate significantly from the    Room, including information about
potential rewards. Since stock prices     performance of the indexes.                duplicating fee charges, by calling
can rise without limit, short sales are                                              1-202-942-8090 or 1-800-732-0330, or by
riskier because of unlimited exposure to  o A direct investment cannot be made in    electronic request at the following
loss until the position is covered. The   an index. Unless otherwise indicated,      email address: publicinfo@sec.gov. The
Fund, which is not a complete investment  index results include reinvested           SEC file numbers for the Fund are
program, may not be appropriate for all   dividends, and they do not reflect sales   811-08697 and 333-47949. The Fund's most
investors. There is no guarantee that     charges. Performance of an index of        recent portfolio holdings, as filed on
the Fund managers' investment strategies  funds reflects fund expenses;              Form N-Q, are also available at
will help investors attain their goals.   performance of a market index does not.    AIMinvestments.com.
Please see the prospectus for more
information about specific investment     OTHER INFORMATION                          A description of the policies and
strategies and risks.                                                                procedures that the Fund uses to
                                          o The returns shown in management's        determine how to vote proxies relating
o The Fund is non-diversified, which      discussion of Fund performance are based   to portfolio securities is available
increases risks as well as potential      on net asset values calculated for         without charge, upon request, from our
rewards.                                  shareholder transactions. Generally        Client Services department at 800-959-4246
                                          accepted accounting principles require     or on the AIM Web site,
                                          adjustments to be made to the net assets   AIMinvestments.com. On the home page,
                                          of the Fund at period end for              scroll down and click on AIM Funds Proxy
                                                                                     Policy. The information is also
                                                                                     available on the SEC Web site, sec.gov.

                                                                                     Information regarding how the Fund voted
                                                                                     proxies related to its portfolio
                                                                                     securities during the 12 months ended
                                                                                     June 30, 2004, is available at our Web
                                                                                     site. Go to AIMinvestments.com, access
                                                                                     the About Us tab, click on Required
                                                                                     Notices and then click on Proxy Voting
                                                                                     Activity. Next, select the Fund from the
                                                                                     drop-down menu. The information is also
                                                                                     available on the SEC Web site, sec.gov.


================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================

NOT FDIC INSURED        MAY LOSE VALUE        NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM OPPORTUNITIES I FUND

                    DEAR FELLOW SHAREHOLDERS:

                    Most equity market and fund indexes, domestic and
   [GRAHAM          international, produced positive total returns for the six
    PHOTO]          months ended April 30, 2005, but for the most part, those
                    positive numbers reflected gains made during the latter
                    months of 2004. Year-to-date as of April 30, 2005, the
                    returns were far less attractive.
ROBERT H. GRAHAM
                       High oil prices remained a source of unease; crude oil
                    remained near or above $50 per barrel throughout the
                    reporting period. The Producer Price Index was up fairly
                    sharply in April, largely due to energy costs. And central
 [WILLIAMSON        bank policy continued to focus on containing short-term
    PHOTO]          inflation via increases in the overnight federal funds
                    interest rate, the rate the Federal Reserve (the Fed) most directly controls. Shortly after the reporting period closed, the Fed raised that rate to 3%; it was the eighth
MARK H. WILLIAMSON  increase since mid-2004. Should the Fed continue to raise rates, this could eventually dampen economic performance, which in fact has been quite good. Gross domestic product grew 4.4% for all of 2004 and the preliminary estimate of annualized growth for the first quarter of 2005 was 3.5%.

                       o Though the growth rate of the manufacturing sector slowed in April and again in May, manufacturing continued to grow, according to the Institute for Supply Management (ISM), whose purchasing manager surveys cover more than 80% of the U.S. economy. In May, manufacturing grew for the 24th consecutive month while the overall economy grew for the 43rd consecutive month, ISM reported.

                       o Though job growth during May was much slower than during April, the unemployment rate remained unchanged at 5.1% as May 2005 ended.

                       o For the first quarter of 2005, earnings for companies included in the Standard & Poor's Composite Index of 500 Stocks, an index of the broad U.S. stock market, were up more than 10%, on average, over a year earlier.

                       o Bond yields have not risen as much as might be expected given eight increases in short-term interest rates in less than a year. This may indicate that the bond market is not anticipating a long-term inflationary pattern.

                       After the slow start in 2005, domestic and many
                    international markets began to rally after the close of the reporting period, demonstrating once again how changeable markets are in the short term. Given the elusiveness of accurate short-term market forecasts, as always, we urge our shareholders to:

                       o   keep a long-term investment perspective,

                       o make sure their portfolio of investments is suitably diversified, and

                       o contact their financial advisors when they have questions about their investments or the markets.

                    YOUR FUND

                    In the following pages you will find a discussion of your Fund's investment philosophy, an explanation of its performance for the reporting period, and a summary of its portfolio as of April 30. Further information about your Fund, The AIM Family of Funds--Registered Trademark--, and investing in general is always available on our widely praised Web site, AIMinvestments.com. Please visit frequently.

                       We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM                /s/ MARK H. WILLIAMSON

                    Robert H. Graham                    Mark H. Williamson
                    President & Vice Chair,             Chairman & President,
                    AIM Funds                           A I M Advisors, Inc.

                    June 17, 2005

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM OPPORTUNITIES I FUND

MANAGEMENT'S DISCUSSION
OF FUND PERFORMANCE                                                                       o Stocks that trade at a substantial
                                                                                          discount to their current market value.
                                            =========================================     We believe this limits downside risk.
  PERFORMANCE SUMMARY
                                            FUND VS. INDEXES                              o Events or catalysts that can "unlock"
During the period, the Fund's emphasis                                                    the value of a stock. These include
shifted from a more growth-oriented         Total returns, 10/31/04-4/30/05,              corporate restructuring, management
investment style to the more                excluding applicable sales charges. If        changes or structural changes within an
value-oriented strategy described in the    sales charges were included, returns          industry.
"How we invest" section below.              would be lower.
                                                                                          o Companies that offer a "free call." A
   The Fund outperformed the Russell        Class A Shares                      1.70%     free call is an element that might
2000 Index, which consists of small-cap                                                   improve the value of a company but is
stocks comparable in size to the Fund's     Class B Shares                      1.41      not reflected in the price of its
holdings, due to strong stock selections                                                  shares. For instance, if we purchase a
in health care, materials,                  Class C Shares                      1.41      company that owns two business lines, we
telecommunication services and energy.                                                    might get both of these businesses, but
However, it underperformed its peer         S&P 500 Index (Broad Market Index)  3.28      pay for just one. Should the free
group, represented by the Lipper                                                          portion of the business be sold or have
Small-Cap Value Fund Index, due to the      Russell 2000 Index                            positive activity, we benefit without
Fund's positions in information             (Style-specific Index)             -0.15      having paid for the additional growth.
technology, industrials and financials.
                                            Lipper Small-Cap Value Fund Index                We will consider selling a stock if:
   The Fund also underperformed the U.S.    (Peer Group Index)                  3.58
stock market as represented by the S&P                                                    o the catalyst that caused the value of
500 Index. This occurred mainly because     SOURCE: LIPPER, INC.                          the security to rise has been realized,
the Fund holds primarily small-cap
stocks, while the index holds mostly        =========================================     o we feel the company will not realize
large-cap stocks. During the reporting                                                    its full market value,
period, large-cap and mid-cap stocks        HOW WE INVEST
generally outperformed small-caps by a                                                    o the target price we set at purchase
wide margin.                                Our investment process is                     has been realized or
                                            straightforward--we select small-cap
                                            stocks that we believe have limited           o a stock's value exceeds our comfort
                                            downside risk. We analyze risk first and      level.
                                            then consider if the stock has upside
                                            potential independent of economic                In addition to this primary
                                            fluctuations. This tenet is behind every      investment process, the Fund may sell
                                            investment decision we make. We believe       stocks short as a risk management tool.
                                            this defensive approach not only
                                            protects our portfolio by maintaining            In keeping with our focus on risk
                                            the gains it has earned, but also helps       management, we held significant assets
                                            increase the Fund's returns.                  in cash and cash equivalents during the
                                                                                          period because we found a limited number
                                               In seeking to construct a portfolio        of investment opportunities that fit our
                                            that preserves shareholder capital and        strategy.
                                            tempers risk, we look for companies with
                                            one or more of the following attributes:


=========================================   ========================================      ========================================
PORTFOLIO COMPOSITION                       SHORT HOLDINGS                                TOP 10 LONG EQUITY HOLDINGS*
By sector; long and short holdings
                                              1. Intrawest Corp. (Canada)        0.4%      1. Utilities Select Sector SPDR
               [PIE CHART]                                                                    Fund                            2.4%
                                              2. iPayment Holdings, Inc.         0.2
                                                                                           2. Teck Cominco Ltd.-Class B
Energy                               7.9%   TOTAL NET ASSETS          $311.9 MILLION          (Canada)                        2.1
Materials                            5.7%
Health Care                          5.4%   TOTAL NUMBER OF LONG HOLDINGS*        73       3. Raymond James Financial, Inc.   2.0
Industrials                          3.5%
Utilities                            2.4%   TOTAL NUMBER OF SHORT HOLDINGS         2       4. Fording Canadian Coal Trust
Consumer Staples                     1.2%                                                     (Canada)                        2.0
Money Market Funds, U.S. Treasuries
plus Other Assets Less Liabilities  28.2%                                                  5. PMI Group, Inc. (The)           1.9
Consumer Discretionary              16.9%
Financials                          16.5%                                                  6. VCA Antech, Inc.                1.9
Information Technology              12.3%
                                                                                           7. Schein (Henry), Inc.            1.8

                                                                                           8. Cullen/Frost Bankers, Inc.      1.7
                                            The Fund's holdings are subject to change,
                                            and there is no assurance that the Fund        9. Pan-Ocean Energy Corp. Ltd.
                                            will continue to hold any particular              (United Kingdom)                1.7
                                            security.
                                                                                          10. Quicksilver Resources Inc.      1.7
                                            *Excluding money market fund holdings.
=========================================   ========================================      ========================================

MARKET CONDITIONS AND YOUR FUND             o QUICKSILVER RESOURCES, an independent       As previously communicated to
                                            oil and gas company, which benefited          shareholders, changes to the Fund were
After a powerful year-end rally, stock      from an increase in production and            implemented November 30, 2004, after the
market movement was choppy, with another    rising oil prices. In addition, the           beginning of the reporting period. While
peak in March, then a generally downward    company's reserve base was proven to be       long-term growth of capital remained the
trend for the rest of the reporting         larger and more productive than               Fund's objective, its strategy changed
period. On average, small-cap               previously estimated--a catalyst we           from growth to value and its management
stocks--such as most of the Fund's          liked.                                        team changed to Roger J. Mortimer (until
holdings--underperformed large-caps and                                                   February 28, 2005), Glen Hilton and
mid-caps, and growth underperformed            There were also some holdings that         Robert C. Leslie.
value.                                      detracted from Fund performance,
                                            including:                                       The managers listed below were the
   The Fund's sector weightings are a                                                     members of the management team who were
by-product of our bottom-up stock              o GARTNER, INC., an independent            primarily responsible for managing the
selection process, which is based on an     provider of research and analysis on          Fund's portfolio during the reporting
analysis of individual companies. The       information technology industries. The        period.
sectors that made the largest               company experienced a first-quarter
contributions to Fund performance during    loss, hurt by a decline in revenue from
the period were health care and energy,     expos and other special events and from                  GLEN HILTON, portfolio
                                            restructuring charges.                        [HILTON    manager, is a manager of
           WE SELECT SMALL-CAP                                                             PHOTO]    AIM Opportunities I Fund. He
         STOCKS THAT WE BELIEVE                o AEROFLEX INCORPORATED, a firm                       began his career in investments
              HAVE LIMITED                  providing microelectronic and test                       in 1995 and joined AIM in 2002.
             DOWNSIDE RISK.                 solutions to the broadband                    Mr. Hilton holds a B.A. in economics
                                            communications, aerospace and defense         from Loyola University.
which were among the market's               markets. Shares of the stock declined
best performing sectors. The                due to weaker-than-anticipated earnings
telecommunications services and             as a result of a slowing capital                         ROBERT C. LESLIE, Chartered
materials sectors also contributed          equipment market.                              [LESLIE   Financial Analyst, senior
significantly, as the Fund's holdings in                                                   PHOTO]    portfolio manager, is a manager
these areas produced considerably higher       Both Gartner and Aeroflex were                        of AIM Opportunities I Fund. He
rates of return as a group than did         retained because we believe both are                     began his investment career in
stocks in these sectors within the          sound firms with short-term                   1985 and joined AIM in 1998. Mr. Leslie
Russell 2000 Index.                         difficulties.                                 received a B.A. from Susquehanna
                                                                                          University and an M.B.A. in finance from
   We found short-selling candidates        IN CLOSING                                    the University of Maryland.
scarce during this period, but Fund
performance was boosted by our short        We are pleased that we were able to
positions in the consumer discretionary     deliver positive returns to shareholders      Effective May 23, 2005, after the close
and health care sectors, notably in auto    during the reporting period by selecting      of the reporting period, the Fund
dealership group SONIC AUTOMOTIVE INC.      companies that we believed represented        changed its strategy and its management
We exited this position to take profits.    exceptional opportunities.                    team. While the Fund's objective
                                                                                          continued to be long-term growth of
   Among the most notable contributors         We welcome any new investors who           capital, the Fund's investment style
to the Fund during the period were the      joined the Fund during the period, and        changed from value to core. The
following:                                  to all of our shareholders we would like      management team for the funds consists
                                            to say thank you for your continued           of Derek Izuel (lead manager) and Eric
o ACCREDO HEALTH INC., a provider of        investment in AIM Opportunities I Fund.       Thaller, assisted by the AIM Global
pharmacy, clinical and reimbursement                                                      Equity Team. Mr. Izuel and his team use
services. Though some reimbursement         The views and opinions expressed in           a quantitative core strategy that
uncertainties clouded the profitability     management's discussion of Fund               employs a multi-step, quantitative
outlook, we maintained our conviction in    performance are those of A I M Advisors,      process to construct the portfolio of
the company, as we believed it had solid    Inc. These views and opinions are             AIM Opportunities I Fund--a strategy
business fundamentals and a strong          subject to change at any time based on        they employ for other AIM funds. AIM
management team. This conviction came to    factors such as market and economic           believes that shareholders will benefit
fruition as share prices increased after    conditions. These views and opinions may      from the changes because AIM believes
MEDCO HEALTH SOLUTIONS INC. agreed to       not be relied upon as investment advice       the new management team can produce
acquire the company in a transaction        or recommendations, or as an offer for a      long-term risk-adjusted performance
valued at a large premium to the stock      particular security. The information is       results that meet shareholder
price. We sold the stock to take the        not a complete analysis of every aspect       expectations. More information on these
profits, boosting Fund results.             of any market, country, industry,             portfolio managers may be found on our
                                            security or the Fund. Statements of fact      Web site, AIMinvestments.com.
                                            are from sources considered reliable,
                                            but A I M Advisors, Inc. makes no
                                            representation or warranty as to their                  [RIGHT ARROW GRAPHIC]
                                            completeness or accuracy. Although
                                            historical performance is no guarantee
                                            of future results, these insights may         FOR A PRESENTATION OF YOUR FUND'S
                                            help you understand our investment            LONG-TERM PERFORMANCE RECORD, PLEASE
                                            management philosophy.                        TURN TO PAGE 5.

                                                  See important Fund and index
                                                disclosures inside front cover.
                                        3

AIM OPPORTUNITIES I FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      may use the information in this table,      April 30, 2005, appear in the table
                                             together with the amount you invested,      "Fund vs. Indexes" on page 2. The
As a shareholder of the Fund, you incur      to estimate the expenses that you paid      hypothetical account values and expenses
two types of costs: (1) transaction          over the period. Simply divide your         may not be used to estimate the actual
costs, which may include sales charges       account value by $1,000 (for example, an    ending account balance or expenses you
(loads) on purchase payments; contingent     $8,600 account value divided by $1,000 =    paid for the period. You may use this
deferred sales charges on redemptions;       8.6), then multiply the result by the       information to compare the ongoing costs
and redemption fees, if any; and (2)         number in the table under the heading       of investing in the Fund and other
ongoing costs, including management          entitled "Actual Expenses Paid During       funds. To do so, compare this 5%
fees; distribution and/or service fees       Period" to estimate the expenses you        hypothetical example with the 5%
(12b-1); and other Fund expenses. This       paid on your account during this period.    hypothetical examples that appear in the
example is intended to help you                                                          shareholder reports of the other funds.
understand your ongoing costs (in            HYPOTHETICAL EXAMPLE FOR
dollars) of investing in the Fund and to     COMPARISON PURPOSES                            Please note that the expenses shown
compare these costs with ongoing costs                                                   in the table are meant to highlight your
of investing in other mutual funds. The      The table below also provides               ongoing costs only and do not reflect
example is based on an investment of         information about hypothetical account      any transactional costs, such as sales
$1,000 invested at the beginning of the      values and hypothetical expenses based      charges (loads) on purchase payments,
period and held for the entire period        on the Fund's actual expense ratio and      contingent deferred sales charges on
November 1, 2004, through April 30,          an assumed rate of return of 5% per year    redemptions, and redemption fees, if
2005.                                        before expenses, which is not the Fund's    any. Therefore, the hypothetical
                                             actual return. The Fund's actual            information is useful in comparing
ACTUAL EXPENSES                              cumulative total returns at net asset       ongoing costs only, and will not help
                                             value after expenses for the six months     you determine the relative total costs
The table below provides information         ended                                       of owning different funds.
about actual account values and actual
expenses. You

====================================================================================================================================

                                                          ACTUAL                                     HYPOTHETICAL
                                                                                         (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING ACCOUNT       ENDING ACCOUNT          EXPENSES             ENDING ACCOUNT              EXPENSES
   SHARE               VALUE                  VALUE             PAID DURING                VALUE                  PAID DURING
   CLASS             (11/1/04)             (4/30/05)(1)          PERIOD(2)               (4/30/05)                 PERIOD(2)

      A              $1,000.00              $1,017.00               $4.90                 $1,019.93                   $4.91
      B               1,000.00               1,014.10                8.14                  1,016.71                    8.15
      C               1,000.00               1,014.10                8.14                  1,016.71                    8.15

(1)  The actual ending account value is based on the actual total return of the Fund for the period November 1, 2004, to April 30,
     2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2005, appear in the table "Fund vs. Indexes" on page 2.

(2)  Expenses are equal to the Fund's annualized expense ratio, 0.98%, 1.63% and 1.63% for Class A, B and C shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

====================================================================================================================================




                                         [ARROW       For More Information Visit
                                         BUTTON           AIMINVESTMENTS.COM
                                         IMAGE]

AIM OPPORTUNITIES I FUND

YOUR FUND'S LONG-TERM PERFORMANCE


Below you will find a presentation of your Fund's performance record for periods ended April 30, 2005, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns as of March 31, 2005, the most recent calendar quarter-end.

========================================    ========================================

AVERAGE ANNUAL TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/05, including applicable         As of 3/31/05, including applicable
sales charges                               sales charges

CLASS A SHARES                              CLASS A SHARES
Inception (6/29/98)               13.08%    Inception (6/29/98)               13.88%
  5 Years                         -2.31       5 Years                         -3.36
  1 Year                          -6.28       1 Year                          -8.41

CLASS B SHARES                              CLASS B SHARES
Inception (7/13/98)               13.18%    Inception (7/13/98)               14.00%
  5 Years                         -2.12       5 Years                         -3.17
  1 Year                          -6.38       1 Year                          -8.48

CLASS C SHARES                              CLASS C SHARES
Inception (12/30/98)              11.96%    Inception (12/30/98)              12.82%
  5 Years                         -1.89       5 Years                         -2.95
  1 Year                          -2.43       1 Year                          -4.62

========================================    ========================================

THE PERFORMANCE DATA QUOTED REPRESENT       OTHERWISE STATED. PERFORMANCE FIGURES DO      CONTINGENT DEFERRED SALES CHARGE (CDSC)
PAST PERFORMANCE AND CANNOT GUARANTEE       NOT REFLECT DEDUCTION OF TAXES A              FOR THE PERIOD INVOLVED. THE CDSC ON
COMPARABLE FUTURE RESULTS; CURRENT          SHAREHOLDER WOULD PAY ON FUND                 CLASS B SHARES DECLINES FROM 5%
PERFORMANCE MAY BE LOWER OR HIGHER.         DISTRIBUTIONS OR SALE OF FUND SHARES.         BEGINNING AT THE TIME OF PURCHASE TO 0%
PLEASE VISIT AIMINVESTMENTS.COM FOR THE     INVESTMENT RETURN AND PRINCIPAL VALUE         AT THE BEGINNING OF THE SEVENTH YEAR.
MOST RECENT MONTH-END PERFORMANCE.          WILL FLUCTUATE SO THAT YOU MAY HAVE A         THE CDSC ON CLASS C SHARES IS 1% FOR THE
PERFORMANCE FIGURES REFLECT REINVESTED      GAIN OR LOSS WHEN YOU SELL SHARES.            FIRST YEAR AFTER PURCHASE.
DISTRIBUTIONS, CHANGES IN NET ASSET
VALUE AND THE EFFECT OF THE MAXIMUM            CLASS A SHARE PERFORMANCE REFLECTS            THE PERFORMANCE OF THE FUND'S SHARE
SALES CHARGE UNLESS                         THE MAXIMUM 5.50% SALES CHARGE, AND           CLASSES WILL DIFFER DUE TO DIFFERENT
                                            CLASS B AND CLASS C SHARE PERFORMANCE         SALES CHARGE STRUCTURES AND CLASS
                                            REFLECTS THE APPLICABLE                       EXPENSES.


FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-61.85%

AEROSPACE & DEFENSE-0.53%

Engineered Support Systems, Inc.                   46,500   $  1,642,380
========================================================================

APPAREL RETAIL-2.40%

Pacific Sunwear of California, Inc.(a)(b)         133,600      3,020,696
------------------------------------------------------------------------
Talbots, Inc. (The)                               175,000      4,471,250
========================================================================
                                                               7,491,946
========================================================================

APPLICATION SOFTWARE-3.90%

American Software, Inc.-Class A                   563,000      2,983,900
------------------------------------------------------------------------
Henry (Jack) & Associates, Inc.                   145,000      2,492,550
------------------------------------------------------------------------
Informatica Corp.(a)                              455,000      3,517,150
------------------------------------------------------------------------
Sonic Solutions(a)                                150,000      2,203,500
------------------------------------------------------------------------
Ulticom, Inc.(a)                                  110,000        982,300
========================================================================
                                                              12,179,400
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.95%

Apollo Investment Corp.                           156,500      2,482,090
------------------------------------------------------------------------
Federated Investors, Inc.-Class B                 126,500      3,598,925
========================================================================
                                                               6,081,015
========================================================================

AUTOMOBILE MANUFACTURERS-0.93%

Winnebago Industries, Inc.(b)                     100,000      2,914,000
========================================================================

BROADCASTING & CABLE TV-1.50%

Cumulus Media Inc.-Class A(a)                     175,000      2,271,500
------------------------------------------------------------------------
Emmis Communications Corp.-Class A(a)             155,000      2,391,650
========================================================================
                                                               4,663,150
========================================================================

COMPUTER & ELECTRONICS RETAIL-1.58%

GameStop Corp.-Class A(a)(b)                      200,000      4,922,000
========================================================================

COMPUTER HARDWARE-0.32%

Avid Technology, Inc.(a)(b)                        20,000        990,200
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.97%

Alliance Data Systems Corp.(a)                     75,000      3,030,000
========================================================================

DISTRIBUTORS-0.62%

Source Interlink Cos., Inc.(a)(b)                 185,000      1,936,950
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.77%

CoStar Group Inc.(a)(b)                            60,550      2,394,752
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------


ELECTRONIC EQUIPMENT MANUFACTURERS-1.74%

Aeroflex Inc.(a)                                  350,000   $  2,775,500
------------------------------------------------------------------------
FLIR Systems, Inc.(a)(b)                          100,000      2,660,000
========================================================================
                                                               5,435,500
========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.72%

Merix Corp.(a)                                    285,000      2,240,100
========================================================================

HEALTH CARE DISTRIBUTORS-1.80%

Schein (Henry), Inc.(a)                           150,000      5,626,500
========================================================================

HEALTH CARE FACILITIES-1.87%

VCA Antech, Inc.(a)(b)                            250,000      5,820,000
========================================================================

HEALTH CARE SERVICES-1.06%

HealthExtras, Inc.(a)(b)                          200,000      3,310,000
========================================================================

HOMEBUILDING-1.44%

Ryland Group, Inc. (The)                           73,000      4,482,200
========================================================================

INDUSTRIAL GASES-1.05%

Airgas, Inc.                                      150,000      3,288,000
========================================================================

INTERNET SOFTWARE & SERVICES-1.21%

Ask Jeeves, Inc.(a)(b)                             75,000      2,039,250
------------------------------------------------------------------------
CNET Networks, Inc.(a)(b)                         175,000      1,735,125
========================================================================
                                                               3,774,375
========================================================================

INVESTMENT BANKING & BROKERAGE-3.33%

Jefferies Group, Inc.                             110,000      3,982,000
------------------------------------------------------------------------
MarketAxess Holdings, Inc.(a)                       5,000         61,300
------------------------------------------------------------------------
Raymond James Financial, Inc.                     235,000      6,337,950
========================================================================
                                                              10,381,250
========================================================================

INVESTMENT COMPANIES-EXCHANGE TRADED
  FUNDS-2.42%

Utilities Select Sector SPDR Fund                 252,000      7,552,440
========================================================================

IT CONSULTING & OTHER SERVICES-1.53%

Forrester Research, Inc.(a)                       150,000      2,241,000
------------------------------------------------------------------------
Gartner, Inc.-Class A(a)                          300,000      2,532,000
========================================================================
                                                               4,773,000
========================================================================

LEISURE FACILITIES-0.88%

Speedway Motorsports, Inc.                         80,000      2,744,000
========================================================================

OIL & GAS DRILLING-1.46%

Patterson-UTI Energy, Inc.                        190,000      4,554,300
========================================================================


                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

OIL & GAS EQUIPMENT & SERVICES-1.60%

FMC Technologies, Inc.(a)                          66,700   $  2,023,011
------------------------------------------------------------------------
National-Oilwell Varco Inc.(a)                     75,000      2,980,500
========================================================================
                                                               5,003,511
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.73%

Quicksilver Resources Inc.(a)                     105,000      5,389,650
========================================================================

PACKAGED FOODS & MEATS-1.19%

Lancaster Colony Corp.                             89,000      3,698,840
========================================================================

PHARMACEUTICALS-0.63%

Bone Care International, Inc.(a)                   76,302      1,969,355
========================================================================

REAL ESTATE-4.91%

Acadia Realty Trust                               100,000      1,605,000
------------------------------------------------------------------------
Camden Property Trust                              50,000      2,550,000
------------------------------------------------------------------------
Duke Realty Corp.                                 130,000      3,978,000
------------------------------------------------------------------------
Maguire Properties, Inc.                            2,400         61,200
------------------------------------------------------------------------
Realty Income Corp.                               190,000      4,580,900
------------------------------------------------------------------------
Thornburg Mortgage, Inc.                           85,000      2,546,600
========================================================================
                                                              15,321,700
========================================================================

REGIONAL BANKS-2.99%

Amegy Bancorp., Inc.                              100,000      1,660,000
------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                        125,000      5,415,000
------------------------------------------------------------------------
Sterling Bancshares, Inc.                         167,000      2,242,810
========================================================================
                                                               9,317,810
========================================================================

RESTAURANTS-3.20%

Centerplate, Inc.(c)                              200,000      2,450,000
------------------------------------------------------------------------
Sonic Corp.(a)                                    150,000      4,806,000
------------------------------------------------------------------------
Texas Roadhouse, Inc.-Class A(a)                  105,000      2,732,100
========================================================================
                                                               9,988,100
========================================================================

SEMICONDUCTOR EQUIPMENT-0.95%

MKS Instruments, Inc.(a)                          200,000      2,960,000
========================================================================

SPECIALTY STORES-3.38%

America's Car-Mart, Inc.(a)                        75,000      1,585,500
------------------------------------------------------------------------
Bombay Co., Inc. (The)(a)                         350,000      1,382,500
------------------------------------------------------------------------
Guitar Center, Inc.(a)(b)                          50,000      2,467,500
------------------------------------------------------------------------
PETCO Animal Supplies, Inc.(a)(b)                 100,000      3,130,000
------------------------------------------------------------------------
United Auto Group, Inc.                            69,300      1,963,962
========================================================================
                                                              10,529,462
========================================================================

TECHNOLOGY DISTRIBUTORS-1.18%

Anixter International Inc.                        100,000      3,692,000
========================================================================

THRIFTS & MORTGAGE FINANCE-1.92%

PMI Group, Inc. (The)                             170,000      5,977,200
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------


TRUCKING-2.19%

Landstar System, Inc.(a)                          120,000   $  3,678,000
------------------------------------------------------------------------
Old Dominion Freight Line, Inc.(a)                112,500      3,161,250
========================================================================
                                                               6,839,250
========================================================================
    Total Domestic Common Stocks & Other
      Equity Interests (Cost $166,190,639)                   192,914,336
========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-10.55%

BERMUDA-1.35%

Helen of Troy Ltd. (Household Appliances)(a)      150,000      4,191,000
========================================================================

CANADA-7.47%

Fording Canadian Coal Trust (Diversified
  Metals & Mining)                                 71,300      6,286,593
------------------------------------------------------------------------
ING Canada Inc. (Property & Casualty
  Insurance)(d)                                    72,400      1,913,636
------------------------------------------------------------------------
ING Canada Inc. (Property & Casualty
  Insurance)                                       97,800      2,584,995
------------------------------------------------------------------------
Stornoway Diamond Corp. (Precious Metals &
  Minerals)(a)                                  1,500,000      1,621,171
------------------------------------------------------------------------
Teck Cominco Ltd.-Class B (Diversified Metals
  & Mining)                                       200,000      6,460,842
------------------------------------------------------------------------
Ultra Petroleum Corp. (Oil & Gas Exploration
  & Production)(a)(b)                              88,000      4,442,240
========================================================================
                                                              23,309,477
========================================================================

UNITED KINGDOM-1.73%

Pan-Ocean Energy Corp. Ltd. (Oil & Gas
  Exploration & Production)(a)                    275,000      5,391,385
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $27,132,750)                            32,891,862
========================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. TREASURY BILLS-1.92%

2.61%, 05/12/05(e)                             $5,000,000      4,996,093
------------------------------------------------------------------------
2.62%, 05/26/05(e)                              1,000,000        998,110
========================================================================
    Total U.S. Treasury Bills (Cost
      $5,994,203)                                              5,994,203
========================================================================

REPURCHASE AGREEMENTS-2.89%

Barclays Capital Inc.-New York Branch (United
  Kingdom), 2.95%, 05/02/05 (Cost
  $9,000,000)(f)                                9,000,000      9,000,000
========================================================================

                                                 SHARES
MONEY MARKET FUNDS-22.32%

Liquid Assets Portfolio-Institutional
  Class(g)                                     34,810,138     34,810,138
========================================================================
STIC Prime Portfolio-Institutional Class(g)    34,810,138     34,810,138
========================================================================
    Total Money Market Funds (Cost
      $69,620,276)                                            69,620,276
========================================================================
TOTAL INVESTMENTS-99.53% (Cost $277,937,868)                 310,420,677
========================================================================
OTHER ASSETS LESS LIABILITIES-0.47%                            1,465,319
========================================================================
NET ASSETS-100.00%                                          $311,885,996
________________________________________________________________________
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

                                                 SHARES
                                                  SOLD         MARKET
                                                 SHORT         VALUE
SECURITIES SOLD SHORT-0.65%(H)

DATA PROCESSING & OUTSOURCED SERVICES-0.23%

iPayment Holdings, Inc.                            20,000   $    727,800
========================================================================

------------------------------------------------------------------------
                                                 SHARES
                                                  SOLD         MARKET
                                                 SHORT         VALUE

HOTELS, RESORTS & CRUISE LINES-0.42%

Intrawest Corp. (Canada)                       $   65,000   $  1,309,100
========================================================================
    Total Common Stock Securities Sold Short
      (Total Proceeds $2,171,655)                           $  2,036,900
________________________________________________________________________
========================================================================

Investment Abbreviations:

SPDR  - Standard & Poor's Depository Receipts

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 1J and Note 8.
(c) Each unit represents one common share and one 13.50% subordinated note with a $5.70 principal amount.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at April 30, 2005 represented 0.62% of the Fund's Total Investments. See Note 1A.
(e) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f) Joint repurchase agreement entered into April 29, 2005 with an aggregate maturing value of $797,697,667. Collateralized by $807,597,000 U.S. Government obligations, 3.25% to 5.50% due 07/15/06 to 04/26/17 with an aggregate market value at April 30, 2005 of $813,452,178. The amount to be received upon repurchase by the Fund is $9,002,213.
(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(h) Collateral on short sales was segregated by the Fund in the amount of $4,607,625 which represents 226.21% of the market value of securities sold short.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $208,317,592)                                $240,800,401
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $69,620,276)                             69,620,276
===========================================================
    Total investments (cost $277,937,868)       310,420,677
===========================================================
Receivables for:
  Deposits with brokers for securities sold
    short                                         4,888,597
-----------------------------------------------------------
  Investments sold                                  357,710
-----------------------------------------------------------
  Fund shares sold                                   85,455
-----------------------------------------------------------
  Dividends and interest                            195,257
-----------------------------------------------------------
  Short positions covered                            68,608
-----------------------------------------------------------
  Short stock rebates                                10,401
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               37,897
-----------------------------------------------------------
Other assets                                         47,158
===========================================================
    Total assets                                316,111,760
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            920,524
-----------------------------------------------------------
  Options written, at market value (premiums
    received $797,150)                              919,700
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 57,250
-----------------------------------------------------------
Securities sold short, at market value
  (proceeds $2,171,655)                           2,036,900
-----------------------------------------------------------
Accrued distribution fees                           155,257
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,502
-----------------------------------------------------------
Accrued transfer agent fees                          98,877
-----------------------------------------------------------
Accrued operating expenses                           35,754
===========================================================
    Total liabilities                             4,225,764
===========================================================
Net assets applicable to shares outstanding    $311,885,996
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $268,435,670
-----------------------------------------------------------
Undistributed net investment income                  50,756
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities, foreign currencies,
  futures contracts, option contracts and
  securities sold short                          10,904,556
-----------------------------------------------------------
Unrealized appreciation of investment
  securities, option contracts and securities
  sold short                                     32,495,014
===========================================================
                                               $311,885,996
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $191,024,095
___________________________________________________________
===========================================================
Class B                                        $ 98,108,808
___________________________________________________________
===========================================================
Class C                                        $ 22,753,093
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          13,909,543
___________________________________________________________
===========================================================
Class B                                           7,592,167
___________________________________________________________
===========================================================
Class C                                           1,758,641
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      13.73
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $13.73 divided by
      94.50%)                                  $      14.53
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      12.92
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      12.94
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2005
(Unaudited)


INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $36,573)         $  1,096,187
--------------------------------------------------------------------------
Dividends from affiliated money market funds                       919,494
--------------------------------------------------------------------------
Interest                                                           211,789
--------------------------------------------------------------------------
Short stock rebates                                                 84,885
==========================================================================
    Total investment income                                      2,312,355
==========================================================================

EXPENSES:

Advisory fees                                                      451,513
--------------------------------------------------------------------------
Administrative services fees                                        51,280
--------------------------------------------------------------------------
Custodian fees                                                      21,111
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                          384,313
--------------------------------------------------------------------------
  Class B                                                          568,329
--------------------------------------------------------------------------
  Class C                                                          131,983
--------------------------------------------------------------------------
Dividends on Short Sales                                            14,010
--------------------------------------------------------------------------
Line of Credit                                                      17,007
--------------------------------------------------------------------------
Transfer agent fees                                                377,850
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           13,906
--------------------------------------------------------------------------
Other                                                              198,114
==========================================================================
    Total expenses                                               2,229,416
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                     (19,971)
==========================================================================
    Net expenses                                                 2,209,445
==========================================================================
Net investment income                                              102,910
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FUTURES CONTRACTS, OPTION
  CONTRACTS AND SECURITIES SOLD SHORT:

Net realized gain (loss) from:
  Investment securities (includes gains from securities sold
    to affiliates of $1,693,779)                                22,598,999
--------------------------------------------------------------------------
  Foreign currencies                                                57,094
--------------------------------------------------------------------------
  Futures contracts                                              2,355,825
--------------------------------------------------------------------------
  Option contracts written                                         965,722
--------------------------------------------------------------------------
  Securities sold short                                           (307,239)
==========================================================================
                                                                25,670,401
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (16,741,090)
--------------------------------------------------------------------------
  Futures contracts                                             (1,007,025)
--------------------------------------------------------------------------
  Option contracts written                                             581
--------------------------------------------------------------------------
  Securities sold short                                            607,250
==========================================================================
                                                               (17,140,284)
==========================================================================
Net gain from investment securities, foreign currencies,
  futures contracts, option contracts and securities sold
  short                                                          8,530,117
==========================================================================
Net increase in net assets resulting from operations          $  8,633,027
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $    102,910    $ (3,755,653)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures contracts, option contracts and
    securities sold short                                       25,670,401      14,956,615
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, futures contracts, option
    contracts and securities
    sold short                                                 (17,140,284)    (12,201,685)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  8,633,027      (1,000,723)
==========================================================================================
Share transactions-net:
  Class A                                                      (39,920,031)    (11,676,074)
------------------------------------------------------------------------------------------
  Class B                                                      (28,110,961)    (22,337,975)
------------------------------------------------------------------------------------------
  Class C                                                       (7,026,462)      2,757,536
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (75,057,454)    (31,256,513)
==========================================================================================
    Net increase (decrease) in net assets                      (66,424,427)    (32,257,236)
==========================================================================================

NET ASSETS:

  Beginning of period                                          378,310,423     410,567,659
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $50,756 and $(52,154), respectively)     $311,885,996    $378,310,423
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Opportunities I Fund (the "Fund") is a series portfolio of AIM Special Opportunities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income and short stock rebate income are recorded on the accrual basis. Dividend income and dividend expense on short sales are recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

G. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates.

       The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sales transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.

H. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

I. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

J. COVERED CALL OPTIONS -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

       A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

       An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options, the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund was unable to close an option it had written, it might be unable to sell the securities used as cover.

K. PUT OPTIONS -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

L. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays a base management fee calculated at the annual rate of 1.00% of the Fund's average daily net assets. The base management fee will be adjusted, on a monthly basis, (i) upward at the rate of 0.15%, on a pro rata basis, for each percentage point the 12-month rolling investment performance of the Class A shares exceeds the sum of 2.00% and the 12-month rolling investment record of the Russell 2000 Index, or (ii) downward at the rate of 0.15%, on a pro rata basis, for each percentage point the 12-month rolling investment record of the Russell 2000 Index less 2.00% exceeds the 12-month rolling investment performance of the Class A shares.

    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2005, AIM waived fees of $11,327.

    For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $3,884 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $51,280.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $377,850.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2005, the Class A, Class B and Class C shares paid $384,313, $568,329 and $131,983, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2005, ADI advised the Fund that it retained $17,328 in front-end sales commissions from the sale of Class A shares and $10,129, $16,189 and $5,389 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2005.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               10/31/04          AT COST          FROM SALES       (DEPRECIATION)      04/30/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $32,797,943      $31,651,272       $(29,639,077)         $   --         $34,810,138     $455,342       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            32,797,943       31,651,272        (29,639,077)             --          34,810,138      464,152           --
==================================================================================================================================
    Total         $65,595,886      $63,302,544       $(59,278,154)         $   --         $69,620,276     $919,494       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended April 30, 2005, the Fund engaged in securities purchases of $0 and sales of $4,831,415, which resulted in net realized gains of $1,693,779.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2005, the Fund received credits from these arrangements which resulted in the reduction of the Fund's total expenses of $4,760.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended April 30, 2005, the Fund paid legal fees of $2,508 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by JP Morgan Chase Bank. The Fund may borrow up to the lesser of (i) $225,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line.

    Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    During the six months ended April 30, 2005, the Fund did not borrow under the committed credit facility or borrow or lend under the interfund lending facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--OPTION CONTRACTS WRITTEN

                                        TRANSACTIONS DURING THE PERIOD
---------------------------------------------------------------------------------------------------------------
                                                               CALL OPTION CONTRACTS      PUT OPTION CONTRACTS
                                                              -----------------------    ----------------------
                                                              NUMBER OF     PREMIUMS     NUMBER OF    PREMIUMS
                                                              CONTRACTS     RECEIVED     CONTRACTS    RECEIVED
---------------------------------------------------------------------------------------------------------------
Beginning of period                                              2,500     $ 133,119          --      $      --
---------------------------------------------------------------------------------------------------------------
Written                                                         28,598     2,066,413       1,800        221,958
---------------------------------------------------------------------------------------------------------------
Closed                                                          (3,810)     (297,942)         --             --
---------------------------------------------------------------------------------------------------------------
Exercised                                                       (6,105)     (489,708)     (1,000)      (111,355)
---------------------------------------------------------------------------------------------------------------
Expired                                                        (10,993)     (680,336)       (300)       (44,999)
===============================================================================================================
End of period                                                   10,190     $ 731,546         500      $  65,604
_______________________________________________________________________________________________________________
===============================================================================================================

                                              OPEN OPTIONS WRITTEN AT PERIOD END
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                    APRIL 30,
                                                                                                      2005         UNREALIZED
                                                     CONTRACT    STRIKE    NUMBER OF    PREMIUMS     MARKET       APPRECIATION
                                                      MONTH      PRICE     CONTRACTS    RECEIVED      VALUE      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
CALLS
Ask Jeeves, Inc.                                      May-05     $30.0         750      $44,633     $  9,375       $  35,258
-------------------------------------------------------------------------------------------------------------------------------
Avid Technology, Inc.                                 May-05      50.0         200       31,899       32,000            (101)
-------------------------------------------------------------------------------------------------------------------------------
CNET Networks, Inc.                                   May-05      10.0       1,150       53,823       46,000           7,823
-------------------------------------------------------------------------------------------------------------------------------
CoStar Group Inc.                                     May-05      35.0         300       44,578      142,500         (97,922)
-------------------------------------------------------------------------------------------------------------------------------
FLIR Systems, Inc.                                    May-05      25.0         500       63,497       96,250         (32,753)
-------------------------------------------------------------------------------------------------------------------------------
GameStop Corp.-Class A                                May-05      25.0       1,000       65,498       70,000          (4,502)
-------------------------------------------------------------------------------------------------------------------------------
Guitar Center, Inc.                                   May-05      55.0         500       79,197        7,500          71,697
-------------------------------------------------------------------------------------------------------------------------------
HealthExtras, Inc.                                    May-05      17.5       1,000       52,998       32,500          20,498
-------------------------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.                   May-05      30.0         600       25,799        4,500          21,299
-------------------------------------------------------------------------------------------------------------------------------
PETCO Animal Supplies, Inc.                           May-05      30.0         500       61,997       96,250         (34,253)
-------------------------------------------------------------------------------------------------------------------------------
Source Interlink Cos., Inc.                           May-05      12.5       1,850       74,297       23,125          51,172
-------------------------------------------------------------------------------------------------------------------------------
Ultra Petroleum Corp.                                 May-05      55.0         440       34,134       29,700           4,434
-------------------------------------------------------------------------------------------------------------------------------
VCA Antech, Inc.                                      May-05      20.0         900       70,197      292,500        (222,303)
-------------------------------------------------------------------------------------------------------------------------------
Winnebago Industries, Inc.                            May-05      30.0         500       28,999       31,250          (2,251)
===============================================================================================================================
                                                                            10,190      731,546      913,450        (181,904)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
PUTS
Avalonbay Communities, Inc.                           May-05      65.0         500       65,604        6,250          59,354
===============================================================================================================================
Total outstanding options written                                           10,690      $797,150    $919,700       $(122,550)
_______________________________________________________________________________________________________________________________
===============================================================================================================================

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

  The Fund had a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2010                                                 $11,167,878
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $86,741,004 and $170,028,107, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of:
  Investment securities                                           $41,165,675
-------------------------------------------------------------------------------
  Securities sold short                                               134,755
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (9,451,508)
===============================================================================
Net unrealized appreciation of investment securities              $31,848,922
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $278,706,510.
Proceeds from securities sold short are the same for tax and financial statement purposes.

NOTE 11--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.


                                           CHANGES IN SHARES OUTSTANDING(a)
-----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2005               OCTOBER 31, 2004
                                                              --------------------------    ---------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      2,479,297    $ 34,398,525     7,027,630    $  99,332,700
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                        184,748       2,443,946     1,730,073       23,139,764
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                        104,972       1,386,892     1,194,215       16,091,971
=======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        117,909       1,661,427       182,735        2,548,207
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (125,093)     (1,661,427)     (192,996)      (2,548,207)
=======================================================================================================================
Reacquired:
  Class A                                                     (5,393,237)    (75,979,983)   (8,297,631)    (113,556,981)
-----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,178,192)    (28,893,480)   (3,302,379)     (42,929,532)
-----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (633,429)     (8,413,354)   (1,025,136)     (13,334,435)
=======================================================================================================================
                                                              (5,443,025)   $(75,057,454)   (2,683,489)   $ (31,256,513)
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and it owns 6% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                            CLASS A
                                ------------------------------------------------------------------------------------------------
                                SIX MONTHS                                                            THREE MONTHS        YEAR
                                  ENDED                       YEAR ENDED OCTOBER 31,                     ENDED           ENDED
                                APRIL 30,       --------------------------------------------------    OCTOBER 31,       JULY 31,
                                   2005           2004          2003          2002          2001          2000            2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $  13.49       $  13.37      $  10.10      $  12.49      $  26.05      $  25.79        $  14.86
--------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)       0.02          (0.08)(a)     (0.12)(a)     (0.04)(b)      0.05          0.03           (0.14)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                  0.22           0.20          3.39         (2.35)        (3.51)         0.23           11.97
================================================================================================================================
    Total from investment
      operations                     0.24           0.12          3.27         (2.39)        (3.46)         0.26           11.83
================================================================================================================================
Less distributions:
  Dividends from net
    investment income                  --             --            --            --         (0.01)           --              --
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net
    realized gains                     --             --            --            --        (10.09)           --           (0.90)
================================================================================================================================
    Total distributions                --             --            --            --        (10.10)           --           (0.90)
================================================================================================================================
Net asset value, end of period   $  13.73       $  13.49      $  13.37      $  10.10      $  12.49      $  26.05        $  25.79
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                      1.78%          0.90%        32.38%       (19.14)%      (18.27)%        1.01%          81.64%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $191,024       $225,437      $237,846      $170,276      $267,260      $442,913        $449,044
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average
  net assets (including
  interest expense and
  dividends on short sales
  expense):
  With fee waivers and/or
    expense reimbursements           0.98%(d)       1.01%         1.40%         0.78%         1.15%         1.50%(e)        1.73%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements           0.99%(d)       1.02%         1.40%         0.88%         1.25%         1.60%(e)        1.81%
================================================================================================================================
Ratio of expenses to average
  net assets (excluding
  interest expense and
  dividends on short sales
  expense):
  With fee waivers and/or
    expense reimbursements           0.96%(d)       0.94%         1.29%         0.72%         1.13%         1.41%(e)        1.47%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or
    expense reimbursements           0.97%(d)       0.95%         1.29%         0.82%         1.23%         1.51%(e)        1.55%
================================================================================================================================
Ratio of interest expense and
  dividends on short sales
  expense to average net
  assets(f)                          0.02%(d)       0.07%         0.11%         0.06%         0.02%         0.09%(e)        0.26%
================================================================================================================================
Ratio of net investment income
  (loss) to average net assets       0.31%(d)      (0.61)%       (1.09)%       (0.30)%(b)     0.30%         0.39%(e)       (0.63)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(g)             33%           127%          223%          225%          250%           52%            198%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income (loss) per share and the ratio of net investment income (loss) to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001, have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $221,427,336.
(e)  Annualized.
(f) Ratio includes interest expense and fees on the committed line of credit.
(g)  Not annualized for periods less than one year.

                                                                            CLASS B
                                ------------------------------------------------------------------------------------------------
                                SIX MONTHS                                                            THREE MONTHS        YEAR
                                  ENDED                       YEAR ENDED OCTOBER 31,                     ENDED           ENDED
                                APRIL 30,       --------------------------------------------------    OCTOBER 31,       JULY 31,
                                   2005           2004          2003          2002          2001          2000            2000
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $ 12.74        $  12.70      $   9.66      $  12.03      $  25.61      $  25.41        $  14.75
--------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)     (0.03)          (0.17)(a)     (0.18)(a)     (0.14)(b)     (0.07)        (0.02)          (0.30)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                 0.21            0.21          3.22         (2.23)        (3.42)         0.22           11.86
================================================================================================================================
    Total from investment
      operations                    0.18            0.04          3.04         (2.37)        (3.49)         0.20           11.56
================================================================================================================================
Less distributions from net
  realized gains                      --              --            --            --        (10.09)           --           (0.90)
================================================================================================================================
Net asset value, end of period   $ 12.92        $  12.74      $  12.70      $   9.66      $  12.03      $  25.61        $  25.41
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                     1.41%           0.31%        31.47%       (19.70)%      (18.93)%        0.79%          80.38%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                 $98,109        $123,703      $145,779      $126,022      $208,563      $325,957        $326,571
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average
  net assets (including
  interest expense and
  dividends on short sales
  expense)                          1.63%(d)(e)     1.66%(e)      2.05%         1.53%         1.91%         2.27%(f)        2.48%
================================================================================================================================
Ratio of expenses to average
  net assets (excluding
  interest expense and
  dividends on short sales
  expense)                          1.61%(d)(g)     1.59%(g)      1.94%         1.47%         1.89%         2.18%(f)        2.22%
================================================================================================================================
Ratio of interest expense and
  dividends on short sales
  expense to average net
  assets(h)                         0.02%(d)        0.07%         0.11%         0.06%         0.02%         0.09%(f)        0.26%
================================================================================================================================
Ratio of net investment income
  (loss) to average net assets     (0.34)%(d)      (1.26)%       (1.74)%       (1.05)%(b)    (0.46)%       (0.37)%(f)      (1.38)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(i)            33%            127%          223%          225%          250%           52%            198%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income (loss) per share and the ratio of net investment income (loss) to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001, have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $114,607,704.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets (including interest expense and dividends on short sales expense) prior to fee waivers and/or expense reimbursements was 1.64% and 1.67% for the six months ended April 30, 2005 and the year ended October 31, 2004, respectively.
(f)  Annualized.
(g) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets (excluding interest expense and dividends on short sales expense) prior to fee waivers and/or expense reimbursements was 1.62% and 1.60% for the six months ended April 30, 2005 and the year ended October 31, 2004, respectively.
(h) Ratio includes interest expense and fees on the committed line of credit.
(i)  Not annualized for periods less than one year.

                                                                               CLASS C
                                     --------------------------------------------------------------------------------------------
                                     SIX MONTHS                                                        THREE MONTHS        YEAR
                                       ENDED                     YEAR ENDED OCTOBER 31,                   ENDED           ENDED
                                     APRIL 30,       ----------------------------------------------    OCTOBER 31,       JULY 31,
                                        2005          2004         2003         2002         2001          2000            2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                              $ 12.75        $ 12.72      $  9.67      $ 12.05      $ 25.63      $ 25.43         $ 14.78
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)          (0.03)         (0.17)(a)    (0.19)(a)    (0.14)(b)    (0.07)       (0.02)          (0.32)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)       0.22           0.20         3.24        (2.24)       (3.42)        0.22           11.87
=================================================================================================================================
    Total from investment
      operations                         0.19           0.03         3.05        (2.38)       (3.49)        0.20           11.55
=================================================================================================================================
Less distributions from net
  realized gains                           --             --           --           --       (10.09)          --           (0.90)
=================================================================================================================================
Net asset value, end of period        $ 12.94        $ 12.75      $ 12.72      $  9.67      $ 12.05      $ 25.63         $ 25.43
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                          1.49%          0.24%       31.54%      (19.75)%     (18.91)%       0.79%          80.15%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $22,753        $29,170      $26,942      $17,192      $26,637      $46,111         $44,557
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets (including interest
  expense and dividends on short
  sales expense)                         1.63%(d)(e)    1.66%(e)     2.05%        1.53%        1.91%        2.27%(f)        2.48%
=================================================================================================================================
Ratio of expenses to average net
  assets (excluding interest
  expense and dividends on short
  sales expense)                         1.61%(d)(g)    1.59%(g)     1.94%        1.47%        1.89%        2.18%(f)        2.22%
=================================================================================================================================
Ratio of interest expense and
  dividends on short sales expense
  to average net assets(h)               0.02%(d))      0.07%        0.11%        0.06%        0.02%        0.09%(f)        0.26%
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets          (0.34)%(d)     (1.26)%      (1.74)%      (1.05)%(b)   (0.46)%      (0.37)%(f)      (1.38)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(i)                 33%           127%         223%         225%         250%          52%            198%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income (loss) per share and the ratio of net investment income (loss) to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001, have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $26,615,389.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets (including interest expense and dividends on short sales expense) prior to fee waivers and/or expense reimbursements was 1.64% and 1.67% for the six months ended April 30, 2005 and the year ended October 31, 2004, respectively.
(f)  Annualized.
(g) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets (excluding interest expense and dividends on short sales expense) prior to fee waivers and/or expense reimbursements was 1.62% and 1.60% for the six months ended April 30, 2005 and the year ended October 31, 2004, respectively.
(h) Ratio includes interest expense and fees on the committed line of credit.
(i)  Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related issues in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801
                                  J. Philip Ferguson
                                  Vice President                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                  Karen Dunn Kelley                             Andrews & Ingersoll, LLP
                                  Vice President                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599

                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

      DOMESTIC EQUITY                                     SECTOR EQUITY

AIM Aggressive Growth Fund                  AIM Advantage Health Sciences Fund(1)
AIM Basic Balanced Fund*                    AIM Energy Fund(1)
AIM Basic Value Fund                        AIM Financial Services Fund(1)
AIM Blue Chip Fund                          AIM Global Health Care Fund
AIM Capital Development Fund                AIM Global Real Estate Fund
AIM Charter Fund                            AIM Gold & Precious Metals Fund(1)
AIM Constellation Fund                      AIM Leisure Fund(1)
AIM Diversified Dividend Fund               AIM Multi-Sector Fund(1)
AIM Dynamics Fund(1)                        AIM Real Estate Fund(7)
AIM Large Cap Basic Value Fund              AIM Technology Fund(1)
AIM Large Cap Growth Fund                   AIM Utilities Fund(1)
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund(2)                   FIXED INCOME
AIM Mid Cap Growth Fund
AIM Opportunities I Fund                    TAXABLE
AIM Opportunities II Fund
AIM Opportunities III Fund                  AIM Floating Rate Fund
AIM Premier Equity Fund                     AIM High Yield Fund
AIM S&P 500 Index Fund(1)                   AIM Income Fund
AIM Select Equity Fund                      AIM Intermediate Government Fund
AIM Small Cap Equity Fund(3)                AIM Limited Maturity Treasury Fund
AIM Small Cap Growth Fund(4)                AIM Money Market Fund
AIM Small Company Growth Fund(1)            AIM Short Term Bond Fund
AIM Trimark Endeavor Fund                   AIM Total Return Bond Fund
AIM Trimark Small Companies Fund            Premier Portfolio
AIM Weingarten Fund                         Premier U.S. Government Money Portfolio(1)

                                            TAXFREE
*Domestic equity and income fund
                                            AIM High Income Municipal Fund
                                            AIM Municipal Bond Fund
                                            AIM Tax-Exempt Cash Fund
      INTERNATIONAL/GLOBAL EQUITY           AIM Tax-Free Intermediate Fund
                                            Premier Tax-Exempt Portfolio
AIM Asia Pacific Growth Fund
AIM Developing Markets Fund                       AIM ALLOCATION SOLUTIONS
AIM European Growth Fund
AIM European Small Company Fund(5)          AIM Conservative Allocation Fund
AIM Global Aggressive Growth Fund           AIM Growth Allocation Fund(8)
AIM Global Equity Fund                      AIM Moderate Allocation Fund
AIM Global Growth Fund                      AIM Moderate Growth Allocation Fund
AIM Global Value Fund                       AIM Moderately Conservative Allocation Fund
AIM International Core Equity Fund(1)
AIM International Growth Fund
AIM International Small Company Fund(6)
AIM Trimark Fund

(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors. (4) As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (5) As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (6) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (7) As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (8) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after July 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $131 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $375 billion in assets under management. Data as of March 31, 2005.


================================================================================
CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
================================================================================


AIMinvestments.com                OPP1-SAR-1            A I M Distributors, Inc.



                                                    [YOUR GOALS. OUR SOLUTIONS.]
                                                       --Registered Trademark--

Mutual   Retirement   Annuities   College   Separately   Offshore   Cash
Funds    Products                 Savings   Managed      Products   Management
                                  Plans     Accounts


                                                                                       [AIM INVESTMENTS LOGO APPEARS HERE]
                                                                                             --Registered Trademark--

                                                       AIM OPPORTUNITIES II FUND
                              Semiannual Report to Shareholders o April 30, 2005


                                 [COVER IMAGE]


    [YOUR GOALS. OUR SOLUTIONS.]         [AIM INVESTMENTS LOGO APPEARS HERE]
      --Registered Trademark--                  --Registered Trademark--

AIM OPPORTUNITIES II FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of April 30, 2005, and is based on total net assets.

ABOUT SHARE CLASSES                          business risk, significant stock price        OTHER INFORMATION
                                             fluctuations and illiquidity.
o Effective September 30, 2003, Class B                                                    o The returns shown in management's
shares are not available as an               o Although investments in initial public      discussion of Fund performance are based
investment for retirement plans              offerings (IPOs) have had a positive          on net asset values calculated for
maintained pursuant to Section 401 of        impact on the Fund's performance in the       shareholder transactions. Generally
the Internal Revenue Code, including         past, there can be no assurance that the      accepted accounting principles require
401(k) plans, money purchase pension         Fund will have favorable IPO investment       adjustments to be made to the net assets
plans and profit sharing plans. Plans        opportunities in the future. Attractive       of the Fund at period end for financial
that have existing accounts invested in      IPOs are often oversubscribed and may         reporting purposes, and as such, the net
Class B shares will continue to be           not be available to the Fund, or may be       asset values for shareholder
allowed to make additional purchases.        available in only very limited                transactions and the returns based on
                                             quantities. For additional information        those net asset values may differ from
PRINCIPAL RISKS OF INVESTING IN THE FUND     regarding the Fund's performance, please      the net asset values and returns
                                             see the Fund's prospectus.                    reported in the Financial Highlights.
o The Fund may invest up to 25% of its
assets in the securities of non-U.S.         ABOUT INDEXES USED IN THIS REPORT             o Industry classifications used in this
issuers. International investing                                                           report are generally according to the
presents certain risks not associated        o The unmanaged Standard & Poor's             Global Industry Classification Standard,
with investing solely in the United          Composite Index of 500 Stocks (the S&P        which was developed by and is the
States. These include risks relating to      500--Registered Trademark-- Index) is an      exclusive property and a service mark of
fluctuations in the value of the U.S.        index of common stocks frequently used        Morgan Stanley Capital International
dollar relative to the values of other       as a general measure of U.S. stock            Inc. and Standard & Poor's.
currencies, the custody arrangements         market performance.
made for the Fund's foreign holdings,                                                      The Fund provides a complete list of its
differences in accounting, political         o The unmanaged Standard & Poor's MidCap      holdings four times in each fiscal year,
risks and the lesser degree of public        400 Index (the S&P 400 Index--Registered      at the quarter-ends. For the second and
information required to be provided by       Trademark--) represents the performance       fourth quarters, the lists appear in the
non-U.S. companies.                          of mid-capitalization stocks.                 Fund's semiannual and annual reports to
                                                                                           shareholders. For the first and third
o Leveraging and short-selling, along        o The unmanaged Lipper Mid-Cap Value          quarters, the Fund files the lists with
with other hedging strategies, present       Fund Index represents an average of the       the Securities and Exchange Commission
higher risks, but also offer greater         performance of the 30 largest                 (SEC) on Form N-Q. Shareholders can look
potential rewards. Since stock prices        mid-capitalization value funds tracked        up the Fund's Forms N-Q on the SEC's Web
can rise without limit, short sales are      by Lipper, Inc., an independent mutual        site at sec.gov. Copies of the Fund's
riskier because of unlimited exposure to     fund performance monitor.                     Forms N-Q may be reviewed and copied at
loss until the position is covered. The                                                    the SEC's Public Reference Room at 450
Fund, which is not a complete investment     o The Fund is not managed to track the        Fifth Street, N.W., Washington, D.C.
program, may not be appropriate for all      performance of any particular index,          20549-0102. You can obtain information
investors. There is no guarantee that        including the indexes defined here, and       on the operation of the Public Reference
the Fund managers' investment strategies     consequently, the performance of the          Room, including information about
will help investors attain their goals.      Fund may deviate significantly from the       duplicating fee charges, by calling
Please see the prospectus for more           performance of the indexes.                   1-202-942-8090 or 1-800-732-0330, or by
information about specific investment                                                      electronic request at the following
strategies and risks.                        o A direct investment cannot be made in       e-mail address: publicinfo@sec.gov. The
                                             an index. Unless otherwise indicated,         SEC file numbers for the fund are
o The Fund is nondiversified, which          index results include reinvested              811-08697 and 333-47949. The Fund's most
increases risks as well as potential         dividends, and they do not reflect sales      recent portfolio holdings, as filed on
rewards.                                     charges. Performance of an index of           Form N-Q, are also available at
                                             funds reflects fund expenses;                 AIMinvestments.com.
o Investing in small and mid-size            performance of a market index does not.
companies involves risks not associated                                                    A description of the policies and
with investing in more established                                                         procedures that the Fund uses to
companies, including                                                                       determine how to vote proxies relating
                                                                                           to portfolio securities is available
                                                                                           without charge, upon request, from our
                                                                                           Client Services department at
                                                                                           800-959-4246 or on the AIM Web site,
                                                                                           AIMinvestments.com. On the home page,
                                                                                           scroll down and click on AIM Funds Proxy
                                                                                           Policy. The information is also
                                                                                           available on the SEC Web site, sec.gov.

                                                                                           Information regarding how the Fund voted
                                                                                           proxies related to its portfolio
                                                                                           securities during the 12 months ended
                                                                                           June 30, 2004, is available at our Web
                                                                                           site. Go to AIMinvestments.com, access
                                                                                           the About Us tab, click on Required
                                                                                           Notices and then click on Proxy Voting
                                                                                           Activity. Next, select the Fund from the
                                                                                           drop-down menu. The information is also
                                                                                           available on the SEC Web site, sec.gov.

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM OPPORTUNITIES II FUND

                    DEAR FELLOW SHAREHOLDERS:

                    Most equity market and fund indexes, domestic and
                    international, produced positive total returns for the six months ended April 30, 2005, but for the most part, those
     [GRAHAM        positive numbers reflected gains made during the latter
      PHOTO]        months of 2004. Year-to-date as of April 30, 2005, the
                    returns were far less attractive.

                       High oil prices remained a source of unease; crude oil
 ROBERT H. GRAHAM   remained near or above $50 per barrel throughout the
                    reporting period. The Producer Price Index was up fairly
                    sharply in April, largely due to energy costs. And central bank policy continued to focus on containing short-term
                    inflation via increases in the overnight federal funds
   [WILLIAMSON      interest rate, the rate the Federal Reserve (the Fed) most
      PHOTO]        directly controls. Shortly after the reporting period
                    closed, the Fed raised that rate to 3%; it was the eighth increase since mid-2004. Should the Fed continue to raise rates, this could eventually dampen economic performance,
MARK H. WILLIAMSON  which in fact has been quite good. Gross domestic product grew 4.4% for all of 2004 and the preliminary estimate of annualized growth for the first quarter of 2005 was 3.5%.

                       o Though the growth rate of the manufacturing sector slowed in April and again in May, manufacturing continued to grow, according to the Institute for Supply Management (ISM), whose purchasing manager surveys cover more than 80% of the U.S. economy. In May, manufacturing grew for the 24th consecutive month while the overall economy grew for the 43rd consecutive month, ISM reported.

                       o Though job growth during May was much slower than during April, the unemployment rate remained unchanged at 5.1% as May 2005 ended.

                       o For the first quarter of 2005, earnings for companies included in the Standard & Poor's Composite Index of 500 Stocks, an index of the broad U.S. stock market, were up more than 10%, on average, over a year earlier.

                       o Bond yields have not risen as much as might be expected given eight increases in short-term interest rates in less than a year. This may indicate that the bond market is not anticipating a long-term inflationary pattern.

                       After the slow start in 2005, domestic and many
                    international markets began to rally after the close of the reporting period, demonstrating once again how changeable markets are in the short term. Given the elusiveness of accurate short-term market forecasts, as always, we urge our shareholders to:

                       o  keep a long-term investment perspective,

                       o make sure their portfolio of investments is suitably diversified, and

                       o contact their financial advisors when they have questions about their investments or the markets.

                    YOUR FUND

                    In the following pages you will find a discussion of your Fund's investment philosophy, an explanation of its performance for the reporting period, and a summary of its portfolio as of April 30. Further information about your Fund, The AIM Family of Funds--Registered Trademark--, and investing in general is always available on our widely praised Web site, AIMinvestments.com. Please visit frequently.

                       We at AIM remain committed to building solutions to help
                    you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM            /s/ MARK H. WILLIAMSON

                    Robert H. Graham                Mark H. Williamson
                    President & Vice Chair,         Chairman & President,
                    AIM Funds                       A I M Advisors, Inc.

                    June 17, 2005

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM OPPORTUNITIES II FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE                                                o Events or catalysts that can "unlock"
                                             ========================================      the value of a stock. These include
                                                                                           corporate restructuring, management
PERFORMANCE SUMMARY                          FUND VS. INDEXES                              changes or structural changes within an
                                                                                           industry.
During the period, the Fund's emphasis       TOTAL RETURNS, 10/31/04-4/30/05,
shifted from a more growth-oriented          EXCLUDING APPLICABLE SALES CHARGES. IF        o Companies that offer a "free call." A
investment style to the more                 SALES CHARGES WERE INCLUDED, RETURNS          free call is an element that might
value-oriented strategy described in the     WOULD BE LOWER.                               improve the value of a company but is
"How we invest" section below.                                                             not reflected in the price of its
                                             Class A Shares                      5.11%     shares. For instance, if we purchase a
   The Fund outperformed the U.S. stock                                                    company that owns two business lines, we
market as represented by the S&P 500         Class B Shares                      4.72      might get both of these businesses, but
Index. This occurred mainly because the                                                    pay for just one. Should the free
Fund holds primarily mid-cap stocks,         Class C Shares                      4.72      portion of the business be sold or have
while the index holds mostly large-cap                                                     positive activity, we benefit without
stocks. During the reporting period,         S&P 500 Index (Broad-Market Index)  3.28      having paid for the additional growth.
mid-cap stocks outperformed large-cap
stocks on average, and generally             S&P 400 Index                                    We will consider selling a stock if:
outperformed small-caps by a wide            (Style-specific Index)              5.68
margin.                                                                                    o the catalyst that caused the value of
                                             Lipper Mid-Cap Value Fund Index               the security to rise has been realized,
   The Fund's results were in line with      (Peer Group Index)                  5.18
the performance of its peers, as                                                           o we feel the company will not realize
represented by the Lipper Mid-Cap Value      SOURCE: LIPPER,INC.                           its full market value,
Fund Index, and also generally in line       ========================================
with that of the S&P 400 Index, which                                                      o the target price we set at purchase
consists of mid-cap stocks comparable in     HOW WE INVEST                                 has been realized, or
size to the Fund's holdings. This
similarity of performance was due to         Our investment process is                     o a stock's value exceeds our comfort
strong selections in health care,            straightforward--we select stocks that        level.
energy, telecommunication services and       we believe have limited downside risk.
information technology. However, our         We analyze risk first and then consider          In addition to this primary
stock selection in the consumer              if the stock has upside potential             investment process, the Fund may sell
discretionary sector hurt Fund               independent of economic fluctuations.         stocks short as a risk management tool.
performance.                                 This tenet is behind every investment
                                             decision we make. We believe this                In keeping with our focus on risk
                                             defensive approach not only protects our      management, we held significant assets
                                             portfolio by maintaining the gains it         in cash and cash equivalents during the
                                             has earned, but also helps increase the       period because we found a limited number
                                             Fund's returns.                               of investment opportunities that fit our
                                                                                           strategy.
                                                In seeking to construct a portfolio
                                             that preserves shareholder capital and        MARKET CONDITIONS AND YOUR FUND
                                             tempers risk, we look for companies with
                                             one or more of the following attributes:      After a powerful year-end rally, stock
                                                                                           market movement was choppy, with another
                                             o Stocks that trade at a substantial          peak in March, then a generally downward
                                             discount to their current market value.       trend for the
                                             We believe this limits downside risk.

========================================     ========================================      ========================================
PORTFOLIO COMPOSITION                        SHORT HOLDINGS*                               TOP 10 LONG EQUITY HOLDINGS*
By sector; short and long holdings
                                              1. Regency Centers Corp.            0.9%      1. Cameco Corp. (Canada)            2.9%
              [PIE CHART]
                                              2. Anteon International Corp.       0.6       2. Autoliv, Inc.                    2.8
Health Care                          8.5%
Consumer Discretionary              14.6%    TOTAL NET ASSETS          $132.5 MILLION       3. Comverse Technology, Inc.        2.6
Money Market Funds, U.S. Treasury
Securities and Other Assets Less             TOTAL NUMBER OF LONG HOLDINGS*        72       4. Mack-Cali Realty Corp.           2.5
Liabilities                         20.2%
Financials                          24.1%    TOTAL NUMBER OF SHORT HOLDINGS*        2       5. Utilities Select Sector
Telecommunication Services           1.3%                                                      SPDR Fund                        2.4
Consumer Staples                     1.7%    The Fund's holdings are subject to
Utilities                            3.5%    change, and there is no assurance that         6. Fording Canadian Coal Trust
Industrials                          4.4%    the Fund will continue to hold any                (Canada)                         2.0
Energy                               6.7%    particular security.
Information Technology               6.6%                                                   7. PMI Group, Inc. (The)            1.9
Materials                            8.4%    * Excluding money market fund holdings.
                                                                                            8. Caremark Rx, Inc.                1.8

                                                                                            9. Lancaster Colony Corp.           1.7

                                                                                           10. Henry Schein, Inc.               1.7

========================================     ========================================      ========================================

rest of the reporting period. On                There were also some holdings that         As previously communicated to
average, mid-cap stocks--such as most of     detracted from Fund performance,              shareholders, changes to the Fund were
the Fund's holdings--outperformed            including:                                    implemented November 30, 2004, after the
large-caps, with small-caps trailing,                                                      beginning of the reporting period. While
and growth underperformed value.             o The PMI Group Inc., a provider of           long-term growth of capital remained the
                                             private mortgage insurance that protects      Fund's objective, its strategy changed
   The Fund's sector weightings are a        lenders in case of borrower default, as       from growth to value and its management
by-product of our bottom-up stock            well as pool insurance that protects          team changed to Roger J. Mortimer (until
selection process, which is based on an      those who invest in pools of mortgages        February 28, 2005), Glen Hilton and
analysis of individual companies. The        in the secondary mortgage market. Shares      Robert C. Leslie.
sector that made the largest                 of the stock declined as the company
contribution to Fund performance during      incurred losses in its U.S. mortgage             The managers listed below were the
the period was health care. It was one       insurance operations. These were related      members of the management team who were
of the market's strongest performing         in part to a decrease in new insurance        primarily responsible for managing the
sectors, but we believe stock selection      written, primarily attributable to            Fund's portfolio during the reporting
also played an important role, as the        slowdowns in the U.S. mortgage market.        period.
fund's holdings in that sector, on the
whole, produced better results than did      o CDW Corporation, a direct marketer of                           GLEN HILTON,
the same sector in the S&P 400 Index.        multiple brands of computers and related
                                             technology products and services in the                           portfolio manager,
        We analyze risk first and            United States. Despite strong growth in          [HILTON          is a manager of AIM
          then consider if the               sales and net income, shares of the               PHOTO]          Opportunities II
            stock has upside                 stock declined after a civil claim was                            Fund. He began his
        potential independent of             filed against the company in the United                           career in
         economic fluctuations.              States Bankruptcy Court in Delaware.          investments in 1995 and joined AIM in
                                                                                           2002. Mr. Hilton holds a B.A. in
   We found short-selling candidates            Both PMI and CDW were retained             economics from Loyola University.
scarce during this period. Our short         because we believe both are sound firms
position in data storage systems vendor      with short-term difficulties.                                     ROBERT C. LESLIE,
Network Appliance, Inc. slightly
impaired Fund performance during the         IN CLOSING                                                        Chartered Financial
period, and we exited the position.                                                                            Analyst, senior
                                             We are pleased that we were able to               [LESLIE         portfolio manager,
   Among the most notable contributors       deliver positive returns to shareholders           PHOTO]         is a manager of AIM
to the Fund during the period were the       during the reporting period by selecting                          Opportunities II
following:                                   companies that we believed represented                            Fund. He began his
                                             exceptional opportunities.                    investment career in 1985 and joined AIM
o Cameco Corp, a Canadian mining                                                           in 1998. Mr. Leslie received a B.A. from
company. The firm is engaged in                 We welcome any new investors who           Susquehanna University and an M.B.A. in
exploring, developing, mining and            joined the Fund during the period, and        finance from the University of Maryland.
milling uranium ore to produce uranium       to all of our shareholders we would like
concentrates, and also has gold mining       to say thank you for your continued           Effective May 23, 2005, after the close
interests. Cameco benefited from             investment in AIM Opportunities II Fund.      of the reporting period, the Fund
increased production and a higher                                                          changed its strategy and its management
realized price in the gold business. In      The views and opinions expressed in           team. While the Fund's objective
addition, shares of the stock increased      management's discussion of Fund               continued to be long-term growth of
after UBS Investment Bank upgraded the       performance are those of A I M Advisors,      capital, the Fund's investment style
stock following news of Cameco's             Inc. These views and opinions are             changed from value to core. The
agreement with British Nuclear Fuels to      subject to change at any time based on        management team for the funds consists
acquire uranium conversion services.         factors such as market and economic           of Derek Izuel (lead manager) and Eric
                                             conditions. These views and opinions may      Thaller, assisted by the AIM Global
o Caremark Rx, Inc., a prescription          not be relied upon as investment advice       Equity Team. Mr. Izuel and his team use
benefits management company. Caremark        or recommendations, or as an offer for a      a quantitative core strategy that
posted a first-quarter net profit for        particular security. The information is       employs a multi-step, quantitative
2005 that was more than double its 2004      not a complete analysis of every aspect       process to construct the portfolio of
level. The company raised its earnings       of any market, country, industry,             AIM Opportunities II Fund--a strategy
outlook for 2005 and noted in its            security or the Fund. Statements of fact      they employ for other AIM funds. AIM
announcement of results that its mail        are from sources considered reliable,         believes that shareholders will benefit
pharmacy revenues increased by 32            but A I M Advisors, Inc. makes no             from the changes because AIM believes
percent.                                     representation or warranty as to their        the new management team can produce
                                             completeness or accuracy. Although            long-term risk-adjusted performance
                                             historical performance is no guarantee        results that meet shareholder
                                             of future results, these insights may         expectations. More information on these
                                             help you understand our investment            portfolio managers may be found on our
                                             management philosophy.                        Web site, AIMinvestments.com.

                                                   See important Fund and index                     [RIGHT ARROW GRAPHIC]
                                                  disclosures inside front cover.
                                                                                           FOR A PRESENTATION OF YOUR FUND'S
                                                                                           LONG-TERM PERFORMANCE RECORD, PLEASE
                                                                                           TURN TO PAGE 5.


AIM OPPORTUNITIES II FUND

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      with the amount you invested, to              values and expenses may not be used to
                                             estimate the expenses that you paid over      estimate the actual ending account
As a shareholder of the Fund, you incur      the period. Simply divide your account        balance or expenses you paid for the
two types of costs: (1) transaction          value by $1,000 (for example, an $8,600       period. You may use this information to
costs, which may include sales charges       account value divided by $1,000 = 8.6),       compare the ongoing costs of investing
(loads) on purchase payments; contingent     then multiply the result by the number        in the Fund and other funds. To do so,
deferred sales charges on redemptions;       in the table under the heading entitled       compare this 5% hypothetical example
and redemption fees, if any; and (2)         "Actual Expenses Paid During Period" to       with the 5% hypothetical examples that
ongoing costs, including management          estimate the expenses you paid on your        appear in the shareholder reports of the
fees; distribution and/or service fees       account during this period.                   other funds.
(12b-1); and other Fund expenses. This
example is intended to help you              HYPOTHETICAL EXAMPLE FOR COMPARISON              Please note that the expenses shown
understand your ongoing costs (in            PURPOSES                                      in the table are meant to highlight your
dollars) of investing in the Fund and to                                                   ongoing costs only and do not reflect
compare these costs with ongoing costs       The table below also provides                 any transactional costs, such as sales
of investing in other mutual funds. The      information about hypothetical account        charges (loads) on purchase payments,
example is based on an investment of         values and hypothetical expenses based        contingent deferred sales charges on
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and        redemptions, and redemption fees, if
period and held for the entire period        an assumed rate of return of 5% per year      any. Therefore, the hypothetical
November 1, 2004, through April 30,          before expenses, which is not the Fund's      information is useful in comparing
2005.                                        actual return. The Fund's actual              ongoing costs only, and will not help
                                             cumulative total returns at net asset         you determine the relative total costs
ACTUAL EXPENSES                              value after expenses for the six months       of owning different funds. In addition,
                                             ended April 30, 2005, appear in the           if these transactional costs were
The table below provides information         table "Fund vs. Indexes" on page 2. The       included, your costs would have been
about actual account values and actual       hypothetical account                          higher.
expenses. You may use the information in
this table, together

===================================================================================================================================

                                                           ACTUAL                                   HYPOTHETICAL
                                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)

                BEGINNING ACCOUNT         ENDING ACCOUNT             EXPENSES          ENDING ACCOUNT             EXPENSES
SHARE                 VALUE                   VALUE                 PAID DURING            VALUE                 PAID DURING
CLASS               (11/1/04)              (4/30/05)(1)              PERIOD(2)           (4/30/05)                PERIOD(2)
-----           -----------------         --------------            -----------        --------------            -----------
  A                 $1,000.00               $1,051.10                  $6.56             $1,018.40                  $6.46
  B                  1,000.00                1,047.20                   9.85              1,015.17                   9.69
  C                  1,000.00                1,047.20                   9.85              1,015.17                   9.69

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2004, to April 30,
2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2005, appear in the table "Fund vs. Indexes" on page 2.

(2) Expenses are equal to the Fund's annualized expense ratio (1.29%, 1.94% and 1.94% for Class A, B and C shares, respectively), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

===================================================================================================================================

                                       [ARROW     For More Information Visit
                                       BUTTON         AIMINVESTMENTS.COM
                                       IMAGE]

AIM OPPORTUNITIES II FUND

YOUR FUND'S LONG-TERM PERFORMANCE

Below you will find a presentation of your Fund's performance record for periods ended April 30, 2005, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns as of March 31, 2005, the most recent calendar quarter-end.

========================================     ========================================

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/05, including applicable          As of 3/31/05, including applicable
sales charges                                sales charges

CLASS A SHARES                               CLASS A SHARES
Inception (12/30/98)              11.58%     Inception (12/30/98)              12.37%
 5 Years                          -5.59       5 Years                          -6.81
 1 Year                            0.10       1 Year                            0.87

CLASS B SHARES                               CLASS B SHARES
Inception (11/12/99)               0.44%     Inception (11/12/99)               1.12%
 5 Years                          -5.57       5 Years                          -6.79
 1 Year                            0.25       1 Year                            1.05

CLASS C SHARES                               CLASS C SHARES
Inception (11/12/99)               0.62%     Inception (11/12/99)               1.30%
 5 Years                          -5.18       5 Years                          -6.40
 1 Year                            4.25       1 Year                            5.05

========================================     ========================================

THE PERFORMANCE DATA QUOTED REPRESENT        DO NOT REFLECT DEDUCTION OF TAXES A           CDSC ON CLASS B SHARES DECLINES FROM 5%
PAST PERFORMANCE AND CANNOT GUARANTEE        SHAREHOLDER WOULD PAY ON FUND                 BEGINNING AT THE TIME OF PURCHASE TO 0%
COMPARABLE FUTURE RESULTS; CURRENT           DISTRIBUTIONS OR SALE OF FUND SHARES.         AT THE BEGINNING OF THE SEVENTH YEAR.
PERFORMANCE MAY BE LOWER OR HIGHER.          INVESTMENT RETURN AND PRINCIPAL VALUE         THE CDSC ON CLASS C SHARES IS 1% FOR THE
PLEASE VISIT AIMINVESTMENTS.COM FOR THE      WILL FLUCTUATE SO THAT YOU MAY HAVE A         FIRST YEAR AFTER PURCHASE.
MOST RECENT MONTH-END PERFORMANCE.           GAIN OR LOSS WHEN YOU SELL SHARES.
PERFORMANCE FIGURES REFLECT REINVESTED                                                        THE PERFORMANCE OF THE FUND'S SHARE
DISTRIBUTIONS, CHANGES IN NET ASSET             CLASS A SHARE PERFORMANCE REFLECTS         CLASSES WILL DIFFER DUE TO DIFFERENT
VALUE AND THE EFFECT OF THE MAXIMUM          THE MAXIMUM 5.50% SALES CHARGE, AND           SALES CHARGE STRUCTURES AND CLASS
SALES CHARGE UNLESS OTHERWISE STATED.        CLASS B AND CLASS C SHARE PERFORMANCE         EXPENSES.
PERFORMANCE FIGURES                          REFLECTS THE APPLICABLE CONTINGENT
                                             DEFERRED SALES CHARGE (CDSC) FOR THE
                                             PERIOD INVOLVED. THE

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
DOMESTIC COMMON STOCKS & OTHER EQUITY
  INTERESTS-67.10%

AEROSPACE & DEFENSE-1.40%

Engineered Support Systems, Inc.                   20,250   $    715,230
------------------------------------------------------------------------
Rockwell Collins, Inc.                             25,000      1,147,000
========================================================================
                                                               1,862,230
========================================================================

AIR FREIGHT & LOGISTICS-0.46%

Forward Air Corp.                                  25,500        613,530
========================================================================

APPAREL RETAIL-3.30%

Pacific Sunwear of California, Inc.(a)(b)          53,300      1,205,113
------------------------------------------------------------------------
Ross Stores, Inc.(b)                               50,000      1,336,000
------------------------------------------------------------------------
Talbots, Inc. (The)                                71,500      1,826,825
========================================================================
                                                               4,367,938
========================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-1.67%

Jones Apparel Group, Inc.                          72,600      2,210,670
========================================================================

APPLICATION SOFTWARE-0.91%

Henry (Jack) & Associates, Inc.                    70,000      1,203,300
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-3.26%

Apollo Investment Corp.                            61,500        975,390
------------------------------------------------------------------------
Federated Investors, Inc.-Class B                  52,000      1,479,400
------------------------------------------------------------------------
Legg Mason, Inc.                                   26,250      1,860,075
========================================================================
                                                               4,314,865
========================================================================

AUTO PARTS & EQUIPMENT-2.84%

Autoliv, Inc.                                      85,000      3,761,250
========================================================================

BIOTECHNOLOGY-1.38%

Invitrogen Corp.(a)(b)                             25,000      1,831,750
========================================================================

BROADCASTING & CABLE TV-1.58%

Cox Radio, Inc.-Class A(a)                         60,000        943,200
------------------------------------------------------------------------
Emmis Communications Corp.-Class A(a)              75,000      1,157,250
========================================================================
                                                               2,100,450
========================================================================

COMMUNICATIONS EQUIPMENT-2.58%

Comverse Technology, Inc.(a)(b)                   150,000      3,418,500
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.68%

DST Systems, Inc.(a)                               20,000        908,000
========================================================================

ELECTRIC UTILITIES-1.15%

PPL Corp.                                          28,000      1,519,280
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

EMPLOYMENT SERVICES-0.56%

Robert Half International Inc.                     30,000   $    744,600
========================================================================

GENERAL MERCHANDISE STORES-1.44%

Dollar Tree Stores, Inc.(a)                        58,500      1,432,665
------------------------------------------------------------------------
Family Dollar Stores, Inc.                         17,500        472,150
========================================================================
                                                               1,904,815
========================================================================

GOLD-0.72%

Newmont Mining Corp.                               25,000        949,250
========================================================================

HEALTH CARE DISTRIBUTORS-1.70%

Henry Schein, Inc.(a)                              60,000      2,250,600
========================================================================

HEALTH CARE EQUIPMENT-0.81%

Kinetic Concepts, Inc.(a)                          17,500      1,075,375
========================================================================

HEALTH CARE FACILITIES-1.10%

Community Health Systems Inc.(a)                   40,000      1,458,000
========================================================================

HEALTH CARE SERVICES-2.95%

Caremark Rx, Inc.(a)                               60,000      2,403,000
------------------------------------------------------------------------
DaVita, Inc.(a)                                    37,500      1,511,250
========================================================================
                                                               3,914,250
========================================================================

HOMEBUILDING-1.39%

Ryland Group, Inc. (The)                           30,000      1,842,000
========================================================================

INDUSTRIAL GASES-1.16%

Airgas, Inc.                                       70,000      1,534,400
========================================================================

INTERNET SOFTWARE & SERVICES-0.56%

CNET Networks, Inc.(a)(b)                          75,000        743,625
========================================================================

INVESTMENT BANKING & BROKERAGE-4.12%

Jefferies Group, Inc.                              46,000      1,665,200
------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      20,000      1,834,400
------------------------------------------------------------------------
Raymond James Financial, Inc.                      72,500      1,955,325
========================================================================
                                                               5,454,925
========================================================================

INVESTMENT COMPANIES-EXCHANGE TRADED
  FUNDS-2.40%

Utilities Select Sector SPDR Fund                 106,000      3,176,820
========================================================================

LIFE & HEALTH INSURANCE-0.99%

AFLAC Inc.                                         32,200      1,308,930
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

OIL & GAS DRILLING-2.39%

Patterson-UTI Energy, Inc.                         80,000   $  1,917,600
------------------------------------------------------------------------
Rowan Cos., Inc.                                   47,000      1,246,910
========================================================================
                                                               3,164,510
========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.29%

BJ Services Co.                                    35,000      1,706,250
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.56%

Devon Energy Corp.                                 30,000      1,355,100
------------------------------------------------------------------------
Spinnaker Exploration Co.(a)                       22,500        720,225
========================================================================
                                                               2,075,325
========================================================================

PACKAGED FOODS & MEATS-1.71%

Lancaster Colony Corp.                             54,400      2,260,864
========================================================================

PHARMACEUTICALS-0.52%

Watson Pharmaceuticals, Inc.(a)                    22,900        687,000
========================================================================

RAILROADS-0.97%

Norfolk Southern Corp.(b)                          41,000      1,287,400
========================================================================

REAL ESTATE-5.26%

Camden Property Trust                              20,000      1,020,000
------------------------------------------------------------------------
Duke Realty Corp.                                  53,000      1,621,800
------------------------------------------------------------------------
Mack-Cali Realty Corp.                             74,000      3,255,260
------------------------------------------------------------------------
Maguire Properties, Inc.                            1,000         25,500
------------------------------------------------------------------------
Thornburg Mortgage, Inc.                           35,000      1,048,600
========================================================================
                                                               6,971,160
========================================================================

REGIONAL BANKS-2.12%

Compass Bancshares, Inc.                           25,000      1,075,500
------------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                         40,000      1,732,800
========================================================================
                                                               2,808,300
========================================================================

RESTAURANTS-0.89%

Brinker International, Inc.(a)                     35,000      1,183,000
========================================================================

SEMICONDUCTOR EQUIPMENT-0.53%

Novellus Systems, Inc.(a)                          30,000        702,900
========================================================================

SPECIALTY STORES-1.46%

PETsMART, Inc.                                     42,500      1,132,625
------------------------------------------------------------------------
United Auto Group, Inc.                            28,200        799,188
========================================================================
                                                               1,931,813
========================================================================

TECHNOLOGY DISTRIBUTORS-1.24%

CDW Corp.(b)                                       30,000      1,640,700
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE-4.72%

Independence Community Bank Corp.                  56,300   $  2,008,784
------------------------------------------------------------------------
MGIC Investment Corp.                              29,800      1,758,200
------------------------------------------------------------------------
PMI Group, Inc. (The)                              70,900      2,492,844
========================================================================
                                                               6,259,828
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.33%

Nextel Partners, Inc.-Class A(a)                   75,000      1,764,000
========================================================================
    Total Domestic Common Stocks & Other
      Equity Interests (Cost $77,756,695)                     88,912,403
========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-12.67%

BERMUDA-1.18%

Everest Re Group, Ltd. (Reinsurance)(b)            19,000      1,561,800
========================================================================

CANADA-9.23%

Barrick Gold Corp. (Gold)                          31,000        691,920
------------------------------------------------------------------------
Cameco Corp. (Diversified Metals & Mining)         97,500      3,817,559
------------------------------------------------------------------------
Canadian National Railway Co. (Railroads)          23,500      1,344,435
------------------------------------------------------------------------
Fording Canadian Coal Trust (Diversified
  Metals & Mining)                                 29,700      2,618,679
------------------------------------------------------------------------
ING Canada Inc. (Property & Casualty
  Insurance) (Acquired 12/09/04; Cost
  $622,178)(a)(c)(d)                               29,100        769,155
------------------------------------------------------------------------
ING Canada Inc. (Property & Casualty
  Insurance)                                       42,400      1,120,693
------------------------------------------------------------------------
Ultra Petroleum Corp. (Oil & Gas Exploration
  & Production)(a)(b)                              37,000      1,867,760
========================================================================
                                                              12,230,201
========================================================================

HONG KONG-1.15%

Henderson Land Development Co. Ltd. (Real
  Estate Management & Development)(e)             327,000      1,522,578
========================================================================

UNITED KINGDOM-1.11%

Xstrata PLC (Diversified Metals & Mining)(e)       85,168      1,471,264
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $13,630,296)                            16,785,843
========================================================================

                                               PRINCIPAL
                                                 AMOUNT

U.S. TREASURY BILLS-4.14%(F)

2.61%, 05/12/05                                $3,500,000      3,497,362
------------------------------------------------------------------------
2.62%, 05/26/05                                 1,000,000        998,110
------------------------------------------------------------------------
2.73%, 06/16/05                                 1,000,000        996,452
========================================================================
    Total U.S. Treasury Bills (Cost
      $5,491,924)                                              5,491,924
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

MONEY MARKET FUNDS-14.76%

Liquid Assets Portfolio-Institutional
  Class(g)                                      9,779,857   $  9,779,857
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(g)     9,779,857      9,779,857
========================================================================
    Total Money Market Funds (Cost
      $19,559,714)                                            19,559,714
========================================================================
TOTAL INVESTMENTS-98.67% (Cost $116,438,629)                 130,749,884
========================================================================
OTHER ASSETS LESS LIABILITIES-1.33%                            1,761,365
========================================================================
NET ASSETS-100.00%                                          $132,511,249
________________________________________________________________________
========================================================================

                                                 SHARES
                                                  SOLD         MARKET
                                                 SHORT         VALUE
------------------------------------------------------------------------
SECURITIES SOLD SHORT-1.48%(H)

COMMON STOCKS & OTHER EQUITY INTERESTS-1.48%

IT CONSULTING & OTHER SERVICES-0.57%

Anteon International Corp.                         18,000   $    752,400
========================================================================

REAL ESTATE-0.91%

Regency Centers Corp.                              23,000   $  1,210,950
========================================================================
    Total Common Stocks & Other Equity
      Interests Securities Sold Short (Total
      Proceeds $1,938,851)                                  $  1,963,350
________________________________________________________________________
========================================================================

Investment Abbreviations:

SPDR   - Standard & Poor's Depository Receipts

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) A portion of this security is subject to call options written. See Note 1J and Note 8.
(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The market value of this security at April 30, 2005 represented 0.58% of the Fund's Net Assets. This security is not considered to be illiquid.
(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The market value of this security at April 30, 2005 represented 0.59% of the Fund's Total Investments. See Note 1A.
(e) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at April 30, 2005 was $2,993,842, which represented 2.29% of the Fund's Total Investments. See Note 1A.
(f) Securities traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(h) Collateral on short sales was segregated by the Fund in the amount of $2,455,930 which represents 125.09% of the market value of securities sold short.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $96,878,915)                                 $111,190,170
-----------------------------------------------------------
Investments in affiliated money market funds
  (cost $19,559,714)                             19,559,714
===========================================================
    Total investments (cost $116,438,629)       130,749,884
===========================================================
Receivables for:
  Deposits with brokers for securities sold
    short                                         4,215,115
-----------------------------------------------------------
  Fund shares sold                                   27,385
-----------------------------------------------------------
  Dividends and interest                             68,038
-----------------------------------------------------------
  Short stock rebates                                 2,943
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               29,751
-----------------------------------------------------------
Other assets                                         17,749
===========================================================
    Total assets                                135,110,865
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            321,483
-----------------------------------------------------------
  Options written, at market value (premiums
    received $280,227)                              108,712
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 39,015
-----------------------------------------------------------
Securities sold short, at market value
  (proceeds $1,938,851)                           1,963,350
-----------------------------------------------------------
Accrued distribution fees                            77,811
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                            1,357
-----------------------------------------------------------
Accrued transfer agent fees                          43,443
-----------------------------------------------------------
Accrued operating expenses                           44,445
===========================================================
    Total liabilities                             2,599,616
===========================================================
Net assets applicable to shares outstanding    $132,511,249
___________________________________________________________
===========================================================
NET ASSETS CONSIST OF:

Shares of beneficial interest                  $286,915,318
-----------------------------------------------------------
Undistributed net investment income (loss)         (196,712)
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies,
  futures contracts, option contracts and
  securities sold short                        (168,665,628)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities, futures contracts, option
  contracts and securities sold short            14,458,271
===========================================================
                                               $132,511,249
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $ 67,173,807
___________________________________________________________
===========================================================
Class B                                        $ 49,264,624
___________________________________________________________
===========================================================
Class C                                        $ 16,072,818
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                           3,509,473
___________________________________________________________
===========================================================
Class B                                           2,672,946
___________________________________________________________
===========================================================
Class C                                             871,982
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      19.14
-----------------------------------------------------------
  Offering price per share:
    (Net asset value of $19.14 divided by
      94.50%)                                  $      20.25
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $      18.43
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $      18.43
___________________________________________________________
===========================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $21,780)         $   596,748
-------------------------------------------------------------------------
Dividends from affiliated money market funds                      344,589
-------------------------------------------------------------------------
Interest                                                           87,251
-------------------------------------------------------------------------
Short stock rebates                                                12,124
=========================================================================
    Total investment income                                     1,040,712
=========================================================================

EXPENSES:

Advisory fees                                                     406,490
-------------------------------------------------------------------------
Administrative services fees                                       24,795
-------------------------------------------------------------------------
Custodian fees                                                     12,236
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         129,758
-------------------------------------------------------------------------
  Class B                                                         278,587
-------------------------------------------------------------------------
  Class C                                                          92,407
-------------------------------------------------------------------------
Line of credit                                                     15,478
-------------------------------------------------------------------------
Transfer agent fees                                               144,023
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          10,032
-------------------------------------------------------------------------
Dividends on short sales                                            2,280
-------------------------------------------------------------------------
Other                                                              97,320
=========================================================================
    Total expenses                                              1,213,406
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                     (14,477)
=========================================================================
    Net expenses                                                1,198,929
=========================================================================
Net investment income (loss)                                     (158,217)
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, FUTURES CONTRACTS, OPTION
  CONTRACTS AND SECURITIES SOLD SHORT:

Net realized gain from:
  Investment securities (includes gains from securities sold
    to affiliates of $1,029,254)                               13,917,709
-------------------------------------------------------------------------
  Foreign currencies                                               32,475
-------------------------------------------------------------------------
  Futures contracts                                               650,040
-------------------------------------------------------------------------
  Option contracts written                                        509,445
-------------------------------------------------------------------------
  Securities sold short                                           100,870
=========================================================================
                                                               15,210,539
=========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (7,189,475)
-------------------------------------------------------------------------
  Futures contracts                                               (87,675)
-------------------------------------------------------------------------
  Option contracts written                                        197,628
-------------------------------------------------------------------------
  Securities sold short                                           150,624
=========================================================================
                                                               (6,928,898)
=========================================================================
Net gain from investment securities, foreign currencies,
  futures contracts, option contracts and securities sold
  short                                                         8,281,641
=========================================================================
Net increase in net assets resulting from operations          $ 8,123,424
_________________________________________________________________________
=========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (158,217)   $ (1,875,244)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures contracts, option contracts and
    securities sold short                                       15,210,539      18,831,610
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, futures contracts, option
    contracts and securities sold short                         (6,928,898)     (7,010,162)
==========================================================================================
    Net increase in net assets resulting from operations         8,123,424       9,946,204
==========================================================================================
Share transactions-net:
  Class A                                                      (16,649,473)    (15,926,486)
------------------------------------------------------------------------------------------
  Class B                                                      (13,412,418)    (19,693,655)
------------------------------------------------------------------------------------------
  Class C                                                       (4,980,797)     (8,800,002)
==========================================================================================
  Net increase (decrease) in net assets resulting from share
    transactions                                               (35,042,688)    (44,420,143)
==========================================================================================
  Net increase (decrease) in net assets                        (26,919,264)    (34,473,939)
==========================================================================================

NET ASSETS:

  Beginning of period                                          159,430,513     193,904,452
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $(196,712) and $(38,495),
    respectively).                                            $132,511,249    $159,430,513
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Opportunities II Fund (the "Fund") is a series portfolio of AIM Special Opportunities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income and short stock rebate income are recorded on the accrual basis. Dividend income and dividend expense on short sales are recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates.

       The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sales transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.

G. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

H. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

I. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

J. COVERED CALL OPTIONS -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

       A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

       An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options, the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund was unable to close an option it had written, it might be unable to sell the securities used as cover.

K. PUT OPTIONS -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

L. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays a base management fee calculated at the annual rate of 1.50% of the Fund's average daily net assets. The base management fee will be adjusted, on a monthly basis, (i) upward at the rate of 0.20%, on a pro rata basis, for each percentage point the 12-month rolling investment performance of the Class A shares exceeds the sum of 2.00% and the 12-month rolling investment record of the S&P MidCap 400 Index, or (ii) downward at the rate of 0.20%, on a pro rata basis, for each percentage point the 12-month rolling investment record of the S&P MidCap 400 Index less 2.00% exceeds the 12-month rolling investment performance of the Class A shares. Effective January 1, 2005, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund do not exceed the management fee of 1.25%, subject to a maximum 0.75% performance adjustment upward or downward.

    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2005, AIM waived fees of $10,466.

    For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $2,208 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $24,795.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $144,023.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2005, the Class A, Class B and Class C shares paid $129,758, $278,587 and $92,407, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2005, ADI advised the Fund that it retained $3,993 in front-end sales commissions from the sale of Class A shares and $0, $2,154 and $146 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                           UNREALIZED
                            MARKET VALUE    PURCHASES       PROCEEDS      APPRECIATION    MARKET VALUE    DIVIDEND     REALIZED
FUND                          10/31/04       AT COST       FROM SALES    (DEPRECIATION)     04/30/05       INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-Institutional
  Class                     $12,473,814    $14,939,218    $(17,633,175)      $  --        $ 9,779,857     $170,674       $  --
---------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-Institutional
  Class                      12,473,814    14,939,218     (17,633,175)          --          9,779,857     173,915           --
=================================================================================================================================
  Total                     $24,947,628    $29,878,436    $(35,266,350)      $  --        $19,559,714     $344,589       $  --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, during the six months ended April 30, 2005, the Fund engaged in securities purchases of $0 and sales of $2,226,723, which resulted in net realized gains of $1,029,254.

NOTE 5--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $1,803.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

  In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

  During the six months ended April 30, 2005, the Fund paid legal fees of $2,120 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by JP Morgan Chase Bank. The Fund may borrow up to the lesser of (i) $225,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line.

    Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund did not borrow under the committed line of credit facility or borrow or lend under the interfund lending facility during the six months ended April 30, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 8--OPTION CONTRACTS WRITTEN

                                       TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------------------------------------------
                                                              CALL OPTION CONTRACTS     PUT OPTION CONTRACTS
                                                              ----------------------    ---------------------
                                                              NUMBER OF    PREMIUMS     NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED     CONTRACTS    RECEIVED
-------------------------------------------------------------------------------------------------------------
Beginning of period                                               695      $ 83,562          --      $     --
-------------------------------------------------------------------------------------------------------------
Written                                                        11,194       981,423       2,050       191,131
-------------------------------------------------------------------------------------------------------------
Closed                                                         (2,105)     (201,224)         --            --
-------------------------------------------------------------------------------------------------------------
Exercised                                                      (3,083)     (332,604)       (899)      (83,558)
-------------------------------------------------------------------------------------------------------------
Expired                                                        (3,791)     (284,973)       (901)      (73,530)
=============================================================================================================
End of period                                                   2,910      $246,184         250      $ 34,043
_____________________________________________________________________________________________________________
=============================================================================================================

                                              OPEN OPTIONS WRITTEN AT PERIOD END
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                    APRIL 30,
                                                                                                      2005         UNREALIZED
                                                     CONTRACT    STRIKE    NUMBER OF    PREMIUMS     MARKET       APPRECIATION
                                                      MONTH      PRICE     CONTRACTS    RECEIVED      VALUE      (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------------
CALLS
CDW Corp.                                             May-05     $55.0         150      $16,199     $ 17,250        $ (1,051)
-------------------------------------------------------------------------------------------------------------------------------
CNET Networks, Inc.                                   May-05      10.0         525       24,449       21,000           3,449
-------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.                             May-05      25.0         750       93,702        7,500          86,202
-------------------------------------------------------------------------------------------------------------------------------
Everest Re Group, Ltd. (Bermuda)                      May-05      85.0          70        5,460        3,850           1,610
-------------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp.                                      May-05      75.0         250       26,749       33,750          (7,001)
-------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                                May-05      35.0         280       29,959        3,500          26,459
-------------------------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.                   May-05      30.0         500       21,499        3,750          17,749
-------------------------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                                     May-05      30.0         200       13,799        2,500          11,299
-------------------------------------------------------------------------------------------------------------------------------
Ultra Petroleum Corp. (Canada)                        May-05      55.0         185       14,368       12,488           1,880
===============================================================================================================================
                                                                             2,910      $246,184    $105,588        $140,596
===============================================================================================================================
PUTS
AvalonBay Communities, Inc.                           May-05     $65.0         250      $34,043     $  3,124        $ 30,919
===============================================================================================================================
Total outstanding options written                                            3,160      $280,227    $108,712        $171,515
_______________________________________________________________________________________________________________________________
===============================================================================================================================

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2008                                                $ 24,128,728
-----------------------------------------------------------------------------
October 31, 2009                                                 123,630,363
-----------------------------------------------------------------------------
October 31, 2010                                                  34,956,611
-----------------------------------------------------------------------------
October 31, 2011                                                     598,017
=============================================================================
Total capital loss carryforward                                 $183,313,719
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $44,475,270 and $74,894,230, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of:
  Investment securities                                           $17,324,104
-------------------------------------------------------------------------------
  Securities sold short                                                    89
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of:
  Investment securities                                            (3,367,612)
-------------------------------------------------------------------------------
  Securities sold short                                               (24,588)
===============================================================================
Net unrealized appreciation of investment securities              $13,931,993
_______________________________________________________________________________
===============================================================================


Cost of investments for tax purposes is $116,793,392.

Proceeds from securities sold short for tax purposes are $1,938,851.

NOTE 11--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                           CHANGES IN SHARES OUTSTANDING(a)
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2005               OCTOBER 31, 2004
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        163,974    $  3,203,919       670,900    $ 12,251,244
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         30,726         577,024       198,887       3,508,448
----------------------------------------------------------------------------------------------------------------------
  Class C                                                         25,333         474,945       122,489       2,186,895
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         47,160         908,787       115,458       2,104,929
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (48,899)       (908,787)     (119,114)     (2,104,929)
======================================================================================================================
Reacquired:
  Class A                                                     (1,076,643)    (20,762,179)   (1,682,409)    (30,282,659)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (702,164)    (13,080,655)   (1,207,527)    (21,097,174)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (292,692)     (5,455,742)     (630,921)    (10,986,897)
======================================================================================================================
                                                              (1,853,205)   $(35,042,688)   (2,532,237)   $(44,420,143)
______________________________________________________________________________________________________________________
======================================================================================================================

(a)There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 8% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                         CLASS A
                           ----------------------------------------------------------------------------------------------------
                           SIX MONTHS                                                                THREE MONTHS
                             ENDED                      YEAR ENDED OCTOBER 31,                          ENDED        YEAR ENDED
                           APRIL 30,     -----------------------------------------------------       OCTOBER 31,      JULY 31,
                              2005        2004          2003          2002              2001             2000           2000
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period       $ 18.21      $ 17.21       $ 13.70       $ 16.11          $  23.17         $  23.62       $  15.78
-------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income
    (loss)                     0.01        (0.12)(a)     (0.27)(a)     (0.07)(a)(b)       0.04(a)         (0.01)         (0.18)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both
    realized and
    unrealized)                0.92         1.12          3.78         (2.34)            (7.10)           (0.44)          9.92
===============================================================================================================================
    Total from investment
      operations               0.93         1.00          3.51         (2.41)            (7.06)           (0.45)          9.74
===============================================================================================================================
Less distributions:
  Dividends from net
    investment income            --           --            --            --                --               --          (0.02)
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net
    realized gains               --           --            --            --                --               --          (1.88)
===============================================================================================================================
    Total distributions          --           --            --            --                --               --          (1.90)
===============================================================================================================================
Net asset value, end of
  period                    $ 19.14      $ 18.21       $ 17.21       $ 13.70          $  16.11         $  23.17       $  23.62
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(c)                5.11%        5.81%        25.62%       (14.96)%          (30.47)%          (1.91)%        65.58%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)            $67,174      $79,680       $90,696       $90,696          $155,356         $309,391       $336,203
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to
  average net assets
  (including interest
  expense and dividends
  on short sale expense):
  With fee waivers and/or
    expense
    reimbursements             1.29%(d)     1.27%         2.45%         1.18%             1.33%            2.06%(e)       2.33%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers
    and/or expense
    reimbursements             1.31%(d)     1.29%         2.45%         1.28%             1.43%            2.16%(e)       2.40%
===============================================================================================================================
Ratio of expenses to
  average net assets
  (excluding interest
  expense and dividends
  on short sale expense):
  With fee waivers and/or
    expense
    reimbursements             1.27%(d)     1.20%         2.30%         1.07%             1.24%            1.93%(e)       2.08%
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers
    and/or expense
    reimbursements             1.29%(d)     1.22%         2.30%         1.17%             1.34%            2.03%(e)       2.15%
===============================================================================================================================
Ratio of net investment
  income (loss) to
  average net assets           0.11%(d)    (0.69)%       (1.82)%       (0.44)%(b)         0.20%           (0.08)%(e)     (0.80)%
===============================================================================================================================
Ratio of interest expense
  and dividends on short
  sale expense to average
  net assets(f)                0.02%(d)     0.07%         0.15%         0.11%             0.09%            0.13%(e)       0.25%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover
  rate(g)                        39%         107%          216%          203%              289%              49%           196%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $74,761,894.
(e)  Annualized.
(f) Ratio includes interest expense and fees on the committed line of credit.
(g)  Not annualized for periods less than one year.

                                                                         CLASS B
                      --------------------------------------------------------------------------------------------------------------
                                                                                                                   NOVEMBER 12, 1999
                      SIX MONTHS                                                                   THREE MONTHS       (DATE SALES
                        ENDED                          YEAR ENDED OCTOBER 31,                         ENDED          COMMENCED) TO
                      APRIL 30,         ----------------------------------------------------       OCTOBER 31,         JULY 31,
                         2005            2004          2003          2002             2001             2000              2000
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of
  period               $ 17.59          $ 16.73       $ 13.41       $ 15.89         $  23.02         $  23.51          $  17.83
------------------------------------------------------------------------------------------------------------------------------------
Income from
  investment
  operations:
  Net investment
    income (loss)        (0.06)           (0.23)(a)     (0.36)(a)     (0.18)(a)(b)     (0.11)(a)        (0.05)            (0.28)(a)
------------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses)
    on securities
    (both realized
    and unrealized)       0.90             1.09          3.68         (2.30)           (7.02)           (0.44)             5.97
====================================================================================================================================
    Total from
      investment
      operations          0.84             0.86          3.32         (2.48)           (7.13)           (0.49)             5.69
====================================================================================================================================
Less distributions
  from net
  investment income         --               --            --            --               --               --             (0.01)
====================================================================================================================================
Net asset value, end
  of period            $ 18.43          $ 17.59       $ 16.73       $ 13.41         $  15.89         $  23.02          $  23.51
____________________________________________________________________________________________________________________________________
====================================================================================================================================
Total return(c)           4.77%            5.14%        24.76%       (15.61)%         (30.97)%          (2.08)%           31.95%
____________________________________________________________________________________________________________________________________
====================================================================================================================================
Ratios/supplemental
  data:
Net assets, end of
  period (000s
  omitted)             $49,265          $59,702       $75,639       $75,250         $124,588         $225,060          $255,439
____________________________________________________________________________________________________________________________________
====================================================================================================================================
Ratio of expenses to
  average net assets
  (including
  interest expense
  and dividends on
  short sale
  expense)                1.94%(d)(e)      1.92%(e)      3.10%         1.93%            2.10%            2.81%(f)          3.08%(f)
====================================================================================================================================
Ratio of expenses to
  average net assets
  (excluding
  interest expense
  and dividends on
  short sale
  expense)                1.92%(d)(g)      1.85%(g)      2.95%         1.82%            2.00%            2.68%(f)          2.83%(f)
====================================================================================================================================
Ratio of net
  investment income
  (loss) to average
  net assets             (0.54)%(d)       (1.34)%       (2.47)%       (1.19)%(b)       (0.57)%          (0.83)%(f)        (1.55)%(f)
====================================================================================================================================
Ratio of interest
  expense and
  dividends on short
  sale expense to
  average net
  assets(h)               0.02%(d)         0.07%         0.15%         0.11%            0.09%            0.13%(f)          0.25%(f)
____________________________________________________________________________________________________________________________________
====================================================================================================================================
Portfolio turnover
  rate(i)                   39%             107%          216%          203%             289%              49%              196%
____________________________________________________________________________________________________________________________________
====================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $56,179,216.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets (including interest expense and dividends on short sale expense) prior to fee waivers and/or expense reimbursements was 1.96% (annualized) and 1.94% for the six months ended April 30, 2005 and the year ended October 31, 2004, respectively.
(f)  Annualized.
(g) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets (excluding interest expense and dividends on short sale expense) prior to fee waivers and/or expense reimbursements was 1.94% (annualized) and 1.87% for the six months ended April 30, 2005 and the year ended October 31, 2004, respectively.
(h) Ratio includes interest expense and fees on the committed line of credit.
(i)  Not annualized for periods less than one year.

                                                                              CLASS C
                                   ----------------------------------------------------------------------------------------------
                                                                                                                NOVEMBER 12, 1999
                                   SIX MONTHS                                                   THREE MONTHS       (DATE SALES
                                     ENDED                   YEAR ENDED OCTOBER 31,                ENDED          COMMENCED) TO
                                   APRIL 30,        ----------------------------------------    OCTOBER 31,         JULY 31,
                                      2005           2004       2003       2002       2001          2000              2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                            $ 17.60         $ 16.73    $ 13.41    $ 15.89    $ 23.02      $ 23.51           $  17.83
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)        (0.06)          (0.23)(a)   (0.36)(a)   (0.18)(a)(b)   (0.11)(a)     (0.05)        (0.28)(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized and
    unrealized)                        0.89            1.10       3.68      (2.30)     (7.02)       (0.44)              5.97
=================================================================================================================================
    Total from investment
      operations                       0.83            0.87       3.32      (2.48)     (7.13)       (0.49)              5.69
=================================================================================================================================
Less distributions from net
  investment income                      --              --         --         --         --           --              (0.01)
=================================================================================================================================
Net asset value, end of period      $ 18.43         $ 17.60    $ 16.73    $ 13.41    $ 15.89      $ 23.02           $  23.51
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(c)                        4.72%           5.20%     24.76%    (15.61)%   (30.97)%      (2.08)%            31.95%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                          $16,073         $20,048    $27,570    $29,798    $51,412      $96,817           $100,452
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net
  assets (including interest
  expense and dividends on short
  sale expense)                        1.94%(d)(e)     1.92%(e)    3.10%     1.93%      2.10%        2.81%(f)           3.08%(f)
=================================================================================================================================
Ratio of expenses to average net
  assets (excluding interest
  expense and dividends on short
  sale expense)                        1.92%(d)(g)     1.85%(g)    2.95%     1.82%      2.00%        2.68%(f)           2.83%(f)
=================================================================================================================================
Ratio of net investment income
  (loss) to average net assets        (0.54)%(d)      (1.34)%    (2.47)%    (1.19)%(b)   (0.57)%     (0.83)%(f)        (1.55)%(f)
=================================================================================================================================
Ratio of interest expense and
  dividends on short sale expense
  to average net assets(h)             0.02%(d)        0.07%      0.15%      0.11%      0.09%        0.13%(f)           0.25%(f)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(i)               39%            107%       216%       203%       289%          49%               196%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective November 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $18,634,573.
(e) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets (including interest expense and dividends on short sale expense) prior to fee waivers and/or expense reimbursements was 1.96% (annualized) and 1.94% for the six months ended April 30, 2005 and the year ended October 31, 2004, respectively.
(f)  Annualized.
(g) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets (excluding interest expense and dividends on short sale expense) prior to fee waivers and/or expense reimbursements was 1.94% (annualized) and 1.87% for the six months ended April 30, 2005 and the year ended October 31, 2004, respectively.
(h) Ratio includes interest expense and fees on the committed line of credit.
(i)  Not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related issues in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801
                                  J. Philip Ferguson
                                  Vice President                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                  Karen Dunn Kelley                             Andrews & Ingersoll, LLP
                                  Vice President                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599

                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

      DOMESTIC EQUITY                                  SECTOR EQUITY

AIM Aggressive Growth Fund                   AIM Advantage Health Sciences Fund(1)
AIM Basic Balanced Fund*                     AIM Energy Fund(1)
AIM Basic Value Fund                         AIM Financial Services Fund(1)
AIM Blue Chip Fund                           AIM Global Health Care Fund
AIM Capital Development Fund                 AIM Global Real Estate Fund
AIM Charter Fund                             AIM Gold & Precious Metals Fund(1)
AIM Constellation Fund                       AIM Leisure Fund(1)
AIM Diversified Dividend Fund                AIM Multi-Sector Fund(1)
AIM Dynamics Fund(1)                         AIM Real Estate Fund(7)
AIM Large Cap Basic Value Fund               AIM Technology Fund(1)
AIM Large Cap Growth Fund                    AIM Utilities Fund(1)
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund(2)                         FIXED INCOME
AIM Mid Cap Growth Fund
AIM Opportunities I Fund                     TAXABLE
AIM Opportunities II Fund
AIM Opportunities III Fund                   AIM Floating Rate Fund
AIM Premier Equity Fund                      AIM High Yield Fund
AIM S&P 500 Index Fund(1)                    AIM Income Fund
AIM Select Equity Fund                       AIM Intermediate Government Fund
AIM Small Cap Equity Fund(3)                 AIM Limited Maturity Treasury Fund
AIM Small Cap Growth Fund(4)                 AIM Money Market Fund
AIM Small Company Growth Fund(1)             AIM Short Term Bond Fund
AIM Trimark Endeavor Fund                    AIM Total Return Bond Fund
AIM Trimark Small Companies Fund             Premier Portfolio
AIM Weingarten Fund                          Premier U.S. Government Money Portfolio(1)

*Domestic equity and income fund             TAX-FREE

   INTERNATIONAL/GLOBAL EQUITY               AIM High Income Municipal Fund
                                             AIM Municipal Bond Fund
AIM Asia Pacific Growth Fund                 AIM Tax-Exempt Cash Fund
AIM Developing Markets Fund                  AIM Tax-Free Intermediate Fund
AIM European Growth Fund                     Premier Tax-Exempt Portfolio
AIM European Small Company Fund(5)
AIM Global Aggressive Growth Fund                  AIM ALLOCATION SOLUTIONS
AIM Global Equity Fund
AIM Global Growth Fund                       AIM Conservative Allocation Fund
AIM Global Value Fund                        AIM Growth Allocation Fund(8)
AIM International Core Equity Fund(1)        AIM Moderate Allocation Fund
AIM International Growth Fund                AIM Moderate Growth Allocation Fund
AIM International Small Company Fund(6)      AIM Moderately Conservative Allocation Fund
AIM Trimark Fund

(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors. (4) As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (5) As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (6) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (7) As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (8) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after July 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $131 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $375 billion in assets under management. Data as of March 31, 2005.

================================================================================
CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
================================================================================

AIMinvestments.com                 OPP2-SAR-1           A I M Distributors, Inc.

                                            [YOUR GOALS. OUR SOLUTIONS.]
                                              --Registered Trademark--

Mutual   Retirement   Annuities   College   Separately   Offshore   Cash
Funds    Products                 Savings   Managed      Products   Management
                                  Plans     Accounts

                                            [AIM INVESTMENTS LOGO APPEARS HERE]
                                                  --Registered Trademark--

                                                      AIM OPPORTUNITIES III FUND
                              Semiannual Report to Shareholders o April 30, 2005


                                  [COVER IMAGE]


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
   --Registered Trademark--                        --Registered Trademark--

AIM OPPORTUNITIES III FUND SEEKS LONG-TERM GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of April 30, 2005, and is based on total net assets.

ABOUT SHARE CLASSES                          ABOUT INDEXES USED IN THIS REPORT             o Industry classifications used in this
                                                                                           report are generally according to the
o Effective September 30, 2003, Class B      o The unmanaged Standard & Poor's             Global Industry Classification Standard,
shares are not available as an               Composite Index of 500 Stocks (the S&P        which was developed by and is the
investment for retirement plans              500--Registered Trademark-- Index) is an      exclusive property and a service mark of
maintained pursuant to Section 401 of        index of common stocks frequently used        Morgan Stanley Capital International
the Internal Revenue Code, including         as a general measure of U.S. stock            Inc. and Standard & Poor's.
401(k) plans, money purchase pension         market performance.
plans and profit sharing plans. Plans                                                      The Fund provides a complete list of its
that have existing accounts invested in      o The unmanaged Lipper Large-Cap Value        holdings four times in each fiscal year,
Class B shares will continue to be           Fund Index represents an average of the       at the quarter-ends. For the second and
allowed to make additional purchases.        performance of the 30 largest large-          fourth quarters, the lists appear in the
                                             capitalization value funds tracked by         Fund's semiannual and annual reports to
PRINCIPAL RISKS OF INVESTING IN THE FUND     Lipper, Inc., an independent mutual fund      shareholders. For the first and third
                                             performance monitor.                          quarters, the Fund files the lists with
o The Fund may invest up to 25% of its                                                     the Securities and Exchange Commission
assets in the securities of non-U.S.         o The Fund is not managed to track the        (SEC) on Form N-Q. Shareholders can look
issuers. International investing             performance of any particular index,          up the Fund's Forms N-Q on the SEC's Web
presents certain risks not associated        including the indexes defined here, and       site at sec.gov. Copies of the Fund's
with investing solely in the United          consequently, the performance of the          Forms N-Q may be reviewed and copied at
States. These include risks relating to      Fund may deviate significantly from the       the SEC's Public Reference Room at 450
fluctuations in the value of the U.S.        performance of the indexes.                   Fifth Street, N.W., Washington, D.C.
dollar relative to the values of other                                                     20549-0102. You can obtain information
currencies, the custody arrangements         o A direct investment cannot be made in       on the operation of the Public Reference
made for the Fund's foreign holdings,        an index. Unless otherwise indicated,         Room, including information about
differences in accounting, political         index results include reinvested              duplicating fee charges, by calling
risks and the lesser degree of public        dividends, and they do not reflect sales      1-202-942-8090 or 1-800-732-0330, or by
information required to be provided by       charges. Performance of an index of           electronic request at the following
non-U.S. companies.                          funds reflects fund expenses;                 e-mail address: publicinfo@sec.gov. The
                                             performance of a market index does not.       SEC file numbers for the Fund are
o Leveraging and short-selling, along                                                      811-08697 and 333-47949. The Fund's most
with other hedging strategies, present       OTHER INFORMATION                             recent portfolio holdings, as filed on
higher risks, but also offer greater                                                       Form N-Q, are also available at
potential rewards. Since stock prices        o The returns shown in management's           AIMinvestments.com.
can rise without limit, short sales are      discussion of Fund performance are based
riskier because of unlimited exposure to     on net asset values calculated for            A description of the policies and
loss until the position is covered. The      shareholder transactions. Generally           procedures that the Fund uses to
Fund, which is not a complete investment     accepted accounting principles require        determine how to vote proxies relating
program, may not be appropriate for all      adjustments to be made to the net assets      to portfolio securities is available
investors. There is no guarantee that        of the Fund at period end for financial       without charge, upon request, from our
the Fund managers' investment strategies     reporting purposes, and as such, the net      Client Services department at
will help investors attain their goals.      asset values for shareholder                  800-959-4246 or on the AIM Web site,
Please see the prospectus for more           transactions and the returns based on         AIMinvestments.com. On the home page,
information about specific investment        those net asset values may differ from        scroll down and click on AIM Funds Proxy
strategies and risks.                        the net asset values and returns              Policy. The information is also
                                             reported in the Financial Highlights.         available on the SEC Web site, sec.gov.
o The Fund is nondiversified, which
increases risks as well as potential                                                       Information regarding how the Fund voted
rewards.                                                                                   proxies related to its portfolio
                                                                                           securities during the 12 months ended
                                                                                           June 30, 2004, is available at our Web
                                                                                           site. Go to AIMinvestments.com, access
                                                                                           the About Us tab, click on Required
                                                                                           Notices and then click on Proxy Voting
                                                                                           Activity. Next, select the Fund from the
                                                                                           drop-down menu. The information is also
                                                                                           available on the SEC Web site, sec.gov.

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================

NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE

AIMINVESTMENTS.COM

AIM OPPORTUNITIES III FUND

                    DEAR FELLOW SHAREHOLDERS:

                    Most equity market and fund indexes, domestic and
   [GRAHAM          international, produced positive total returns for the six
    PHOTO]          months ended April 30, 2005, but for the most part, those
                    positive numbers reflected gains made during the latter months of 2004. Year-to-date as of April 30, 2005, the returns were far less attractive.

                         High oil prices remained a source of unease; crude oil
                    remained near or above $50 per barrel throughout the
                    reporting period. The Producer Price Index was up fairly
                    sharply in April, largely due to energy costs. And central bank policy continued to focus on containing short-term
ROBERT H. GRAHAM    inflation via increases in the overnight federal funds
                    interest rate, the rate the Federal Reserve (the Fed) most directly controls. Shortly after the reporting period
                    closed, the Fed raised that rate to 3%; it was the eighth
                    increase since mid-2004. Should the Fed continue to raise
                    rates, this could eventually dampen economic performance,
                    which in fact has been quite good. Gross domestic product
                    grew 4.4% for all of 2004 and the preliminary estimate of
 [WILLIAMSON        annualized growth for the first quarter of 2005 was 3.5%.
   PHOTO]
                         o   Though the growth rate of the manufacturing sector
                             slowed in April and again in May, manufacturing
                             continued to grow, according to the Institute for
                             Supply Management (ISM), whose purchasing manager
                             surveys cover more than 80% of the U.S. economy. In
                             May, manufacturing grew for the 24th consecutive
MARK H. WILLIAMSON           month while the overall economy grew for the 43rd
                             consecutive month, ISM reported.

                         o Though job growth during May was much slower than during April, the unemployment rate remained unchanged at 5.1% as May 2005 ended.

                         o For the first quarter of 2005, earnings for companies included in the Standard & Poor's Composite Index of 500 Stocks, an index of the broad U.S. stock market, were up more than 10%, on average, over a year earlier.

                         o Bond yields have not risen as much as might be expected given eight increases in short-term interest rates in less than a year. This may indicate that the bond market is not anticipating a long-term inflationary pattern.

                         After the slow start in 2005, domestic and many
                    international markets began to rally after the close of the reporting period, demonstrating once again how changeable markets are in the short term. Given the elusiveness of accurate short-term market forecasts, as always, we urge our shareholders to:

                         o   keep a long-term investment perspective,

                         o make sure their portfolio of investments is suitably diversified, and

                         o contact their financial advisors when they have questions about their investments or the markets.

                    YOUR FUND

                    In the following pages you will find a discussion of your Fund's investment philosophy, an explanation of its performance for the reporting period, and a summary of its portfolio as of April 30. Further information about your Fund, The AIM Family of Funds--Registered Trademark--, and investing in general is always available on our widely praised Web site, AIMinvestments.com. Please visit frequently.

                         We at AIM remain committed to building solutions to
                    help you meet your investment goals. We thank you for your continued participation in AIM Investments--Registered Trademark--. If you have any questions, please contact our award-winning Client Service representatives at 800-959-4246. We are happy to be of help.

                    Sincerely,

                    /s/ ROBERT H. GRAHAM                /s/ MARK H. WILLIAMSON

                    Robert H. Graham                    Mark H. Williamson
                    President & Vice Chair, AIM Funds   Chairman & President,
                                                        A I M Advisors, Inc.

                    June 17, 2005

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors and A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM OPPORTUNITIES III FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE  =======================================       o Events or catalysts that can "unlock"
                                                                                           the value of a stock. These include
PERFORMANCE SUMMARY                          FUND VS. INDEXES                              corporate restructuring, management
                                                                                           changes or structural changes within an
During the period, the Fund's emphasis       Total returns, 10/31/04 -4/30/05,             industry.
shifted from a more growth-oriented          excluding applicable sales charges. If
investment style to the more                 sales charges were included, returns          o Companies that offer a "free call." A
value-oriented strategy described in the     would be lower.                               free call is an element that might
"How we invest" section below.                                                             improve the value of a company but is
                                             Class A Shares                    3.97%       not reflected in the price of its
   The Fund outperformed the U.S. stock                                                    shares. For instance, if we purchase a
market, as represented by the S&P 500        Class B Shares                    3.72        company that owns two business lines, we
Index, which includes mostly large-cap                                                     might get both of these businesses, but
stocks. Since the Fund also holds            Class C Shares                    3.72        pay for just one. Should the free
primarily large-cap stocks, its                                                            portion of the business be sold or have
portfolio is broadly comparable to the       S&P 500 Index (Broad-Market and               positive activity, we benefit without
composition of this index. The Fund's        Style-specific Index)             3.28        having paid for the additional growth.
outperformance was due to strong stock
selections in financials, information        Lipper Large-Cap Value Fund                      We will consider selling a stock if:
technology and materials.                    Index (Peer Group Index)          4.65
                                                                                           o the catalyst that caused the value of
   The Fund trailed other large-cap          SOURCE: LIPPER, INC.                          the security to rise has been realized,
value funds, as represented by the
Lipper Large-Cap Value Fund Index, due       =======================================       o we feel the company will not realize
to its weightings in the consumer                                                          its full market value,
discretionary and health care sectors.       HOW WE INVEST
                                                                                           o the target price we set at purchase
                                             Our investment process is                     has been realized, or
                                             straightforward--we select stocks that
                                             we believe have limited downside risk.        o a stock's value exceeds our comfort
                                             We analyze risk first and then consider       level.
                                             if the stock has upside potential
                                             independent of economic fluctuations.            In addition to this primary
                                             This tenet is behind every investment         investment process, the Fund may sell
                                             decision we make. We believe this             stocks short as a risk management tool.
                                             defensive approach not only protects our
                                             portfolio by maintaining the gains it            In keeping with our focus on risk
                                             has earned, but also helps increase the       management, we held significant assets
                                             Fund's returns.                               in cash and cash equivalents during the
                                                                                           period because we found a limited number
                                                In seeking to construct a portfolio        of investment opportunities that fit our
                                             that preserves shareholder capital and        strategy.
                                             tempers risk, we look for companies with
                                             one or more of the following attributes:      MARKET CONDITIONS AND YOUR FUND

                                             o Stocks that trade at a substantial          After a powerful year-end rally, stock
                                             discount to their current market value.       market movement was choppy, with another
                                             We believe this limits downside risk.         peak in March, then a generally downward
                                                                                           trend for

=======================================     =========================================      ========================================
PORTFOLIO COMPOSITION                       TOP 5 INDUSTRIES*                              TOP 10 LONG EQUITY HOLDINGS*
By sector; long holdings only               Long holdings only
                                                                                            1. Exxon Mobil Corp.               5.4%
               [PIE CHART]                   1. Integrated Oil & Gas            7.5%
Energy                             9.1%                                                     2. General Electric Co.            4.0
Materials                          8.0%      2. Thrifts & Mortgage Finance      6.2
Consumer Discretionary             5.5%                                                     3. Citigroup Inc.                  3.9
Health Care                        5.4%      3. Investment Banking & Brokerage  5.9
Information Technology             4.3%                                                     4. Coca-Cola Co. (The)             3.1
Utilities                          1.2%      4. Pharmaceuticals                 5.4
Financials                        32.5%                                                     5. Bear Stearns Cos. Inc. (The)    3.1
Industrials                       12.2%      5. Diversified Metals & Mining     5.2
Consumer Staples                  11.2%                                                     6. Merck & Co. Inc.                3.0
Money Market Funds, U.S. Treasury           TOTAL NET ASSETS         $101.3 million
Securities and Other Assets                                                                 7. Procter & Gamble Co. (The)      2.8
Less Liabilities                  10.6%     TOTAL NUMBER OF LONG HOLDINGS*        52
                                                                                            8. Microsoft Corp.                 2.8
                                            TOTAL NUMBER OF SHORT HOLDINGS*        0
                                                                                            9. Wells Fargo & Co.               2.5

                                                                                           10. Pfizer Inc.                     2.4

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.
=======================================     =========================================      ========================================

the rest of the reporting period. On            There were also some holdings that         As previously communicated to
average, large-cap stocks--such as most      detracted from Fund performance,              shareholders, changes to the Fund were
of the Fund's holdings--outperformed         including:                                    implemented November 30, 2004, after the
small-caps but underperformed mid-caps,                                                    beginning of the reporting period. While
and growth underperformed value.             o FREDDIE MAC, a government-sponsored         long-term growth of capital remained the
                                             corporation that purchases home               Fund's objective, its strategy changed
   The Fund's sector weightings are a        mortgages. Shares of the stock declined       from growth to value and its management
by-product of our bottom-up stock            during the period due to accounting and       team changed to Roger J. Mortimer (until
selection process, which is based on an      regulatory probes. Though net income was      February 28, 2005), Glen Hilton and
analysis of individual companies. The        down for the firm's 2004 fiscal year, we      Robert C. Leslie.
sector that made the largest                 believe the stock remains attractive
contribution to Fund results during the      long term because the company operates a         The managers listed below were the
period was financials. It was one of the     business that is vital to the U.S.            members of the management team who were
market's stronger performing sectors,        housing market. While the outcome of          primarily responsible for managing the
but we think stock selection also played     pending legislation represents                Fund's portfolio during the reporting
an important role, as the                    uncertainty surrounding the company, the      period.
                                             stock appears deeply undervalued--to an
      We analyze risk first and              extent we think more than compensates                             GLEN HILTON,
        then consider if the                 for the risks.                                     [HILTON        portfolio manager,
          stock has upside                                                                      PHOTO]         is a manager of AIM
      potential independent of               o WAL-MART. Investors were concerned                              Opportunities III
       economic fluctuations.                with the effects on the retail giant of                           Fund. He began his
                                             steeply rising energy costs and lower         career in investments in 1995 and joined
Fund's holdings in that sector produced      consumer spending in the company's            AIM in 2002. Mr. Hilton holds a B.A. in
a higher rate of return as a group than      low-price niche. However, we retained         economics from Loyola University.
did the same sector in the S&P 500           the stock. Wal-Mart remains the world's
Index.                                       largest retailer, and we believe it will
                                             recover.                                                          ROBERT C. LESLIE,
   We found short-selling candidates                                                            [LESLIE        Chartered Financial
scarce during this period, and short         IN CLOSING                                         PHOTO]         Analyst, senior
sales had little effect on Fund                                                                                portfolio manager,
performance.                                 We are pleased that we were able to                               is a manager of AIM
                                             deliver positive returns to shareholders      Opportunities III Fund. He began his
   Among the most notable contributors       during the reporting period by selecting      investment career in 1985 and joined AIM
to the Fund during the period were the       companies that we believed represented        in 1998. Mr. Leslie received a B.A. from
following:                                   exceptional opportunities.                    Susquehanna University and an M.B.A. in
                                                                                           finance from the University of Maryland.
o EXXON MOBIL, a fully integrated energy        We welcome any new investors who
company. Its latest fiscal year saw          joined the Fund during the period, and        Effective May 23, 2005, after the close
strong growth in sales and net income,       to all of our shareholders we would like      of the reporting period, the Fund
which continued in the first quarter of      to say thank you for your continued           changed its strategy and its management
2005. The company is guided by a strong      investment in AIM Opportunities III           team. While the Fund's objective
management team and headed by a              Fund.                                         continued to be long-term growth of
long-time CEO. During the first quarter                                                    capital, the Fund's investment style
of 2005 the corporation acquired over 60     The views and opinions expressed in           changed from value to core. The
million of its own shares and announced      management's discussion of Fund               management team for the funds consists
plans to increase share purchases in the     performance are those of A I M Advisors,      of Derek Izuel (lead manager) and Eric
second quarter. Share repurchases by a       Inc. These views and opinions are             Thaller, assisted by the AIM Global
corporation tend to increase the value       subject to change at any time based on        Equity Team. Mr. Izuel and his team use
of the remaining shares owned by             factors such as market and economic           a quantitative core strategy that
shareholders, including the Fund.            conditions. These views and opinions may      employs a multi-step, quantitative
                                             not be relied upon as investment advice       process to construct the portfolio of
o CITIGROUP, a financial services            or recommendations, or as an offer for a      AIM Opportunities III Fund--a strategy
holding company. We believe Citigroup is     particular security. The information is       they employ for other AIM funds. AIM
trading at a sizable discount to its         not a complete analysis of every aspect       believes that shareholders will benefit
market value as investors appear             of any market, country, industry,             from the changes because AIM believes
concerned about the company's long-term      security or the Fund. Statements of fact      the new management team can produce
growth prospects. Its sales growth,          are from sources considered reliable,         long-term risk-adjusted performance
however, continued at a high level           but A I M Advisors, Inc. makes no             results that meet shareholder
during its latest fiscal year, and we        representation or warranty as to their        expectations. More information on these
consider such concerns overblown.            completeness or accuracy. Although            portfolio managers may be found on our
                                             historical performance is no guarantee        Web site, AIMinvestments.com.
                                             of future results, these insights may
                                             help you understand our investment                      [RIGHT ARROW GRAPHIC]
                                             management philosophy.
                                                                                           FOR A PRESENTATION OF YOUR FUND'S
                                                   See important Fund and index            LONG-TERM PERFORMANCE RECORD, PLEASE
                                                 disclosures inside front cover.           TURN TO PAGE 5.

AIM OPPORTUNITIES III FUND

CALCULATING YOUR ONGOING FUND EXPENSES       may use the information in this table,        Indexes" on page 2. The hypothetical
                                             together with the amount you invested,        account values and expenses may not be
EXAMPLE                                      to estimate the expenses that you paid        used to estimate the actual ending
                                             over the period. Simply divide your           account balance or expenses you paid for
As a shareholder of the Fund, you incur      account value by $1,000 (for example, an      the period. You may use this information
two types of costs: (1) transaction          $8,600 account value divided by $1,000 =      to compare the ongoing costs of
costs, which may include sales charges       8.6), then multiply the result by the         investing in the Fund and other funds.
(loads) on purchase payments; contingent     number in the table under the heading         To do so, compare this 5% hypothetical
deferred sales charges on redemptions;       entitled "Actual Expenses Paid During         example with the 5% hypothetical
and redemption fees, if any; and (2)         Period" to estimate the expenses you          examples that appear in the shareholder
ongoing costs, including management          paid on your account during this period.      reports of the other funds.
fees; distribution and/or service fees
(12b-1); and other Fund expenses. This       HYPOTHETICAL EXAMPLE FOR                         Please note that the expenses shown
example is intended to help you              COMPARISON PURPOSES                           in the table are meant to highlight your
understand your ongoing costs (in                                                          ongoing costs only and do not reflect
dollars) of investing in the Fund and to     The table below also provides                 any transactional costs, such as sales
compare these costs with ongoing costs       information about hypothetical account        charges (loads) on purchase payments,
of investing in other mutual funds. The      values and hypothetical expenses based        contingent deferred sales charges on
example is based on an investment of         on the Fund's actual expense ratio and        redemptions, and redemption fees, if
$1,000 invested at the beginning of the      an assumed rate of return of 5% per year      any. Therefore, the hypothetical
period and held for the entire period,       before expenses, which is not the Fund's      information is useful in comparing
November 1, 2004, through April 30,          actual return. The Fund's actual              ongoing costs only, and will not help
2005.                                        cumulative total returns at net asset         you determine the relative total costs
                                             value after expenses for the six months       of owning different funds. In addition,
ACTUAL EXPENSES                              ended April 30, 2005, appear in the           if these transactional costs were
                                             table "Fund vs.                               included, your costs would have been
The table below provides information                                                       higher.
about actual account values and actual
expenses. You

===================================================================================================================================
                                                        ACTUAL                                      HYPOTHETICAL
                                                                                        (5% ANNUAL RETURN BEFORE EXPENSES)
            BEGINNING ACCOUNT       ENDING ACCOUNT          EXPENSES                 ENDING ACCOUNT                  EXPENSES
SHARE             VALUE                  VALUE             PAID DURING                   VALUE                      PAID DURING
CLASS          (11/1/04)              (4/30/05)(1)          PERIOD(2)                  (4/30/05)                     PERIOD(2)
  A             $1,000.00              $1,039.70             $ 7.38                    $1,017.55                      $ 7.30
  B              1,000.00               1,037.20              10.66                     1,014.33                       10.54
  C              1,000.00               1,037.20              10.66                     1,014.33                       10.54

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2004, to April 30, 2005, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2005, appear in the table "Fund vs. Indexes" on page 2.

(2) Expenses are equal to the Fund's annualized expense ratio (1.46%, 2.11%, and 2.11% for Class A, B, and C shares, respectively), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

===================================================================================================================================

                                            [ARROW   For More Information Visit
                                            BUTTON   AIMinvestments.com
                                            IMAGE]

AIM OPPORTUNITIES III FUND

YOUR FUND'S LONG-TERM PERFORMANCE

   Below you will find a presentation of your Fund's performance record for periods ended April 30, 2005, the close of the six-month period covered by this report.

   Please read the important disclosure accompanying these tables, which explains how Fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

   In addition to returns as of the close of the reporting period, industry regulations require us to provide average annual total returns as of March 31, 2005, the most recent calendar quarter-end.

=========================================   =========================================

AVERAGE ANNUAL TOTAL RETURNS                AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/05, including applicable sales   As of 3/31/05, including applicable sales
charges                                     charges

CLASS A SHARES                              CLASS A SHARES
Inception (12/30/99)               -3.74%   Inception (12/30/99)               -3.53%
 5 Years                           -7.74     5 Years                           -8.34
 1 Year                            -2.33     1 Year                            -3.52

CLASS B SHARES                              CLASS B SHARES
Inception (3/31/00)                -8.28%   Inception (3/31/00)                -8.32%
 5 Years                           -7.69     5 Years                           -8.32
 1 Year                            -2.33     1 Year                            -3.64

CLASS C SHARES                              CLASS C SHARES
Inception (3/31/00)                -8.10%   Inception (3/31/00)                -7.96%
 5 Years                           -7.33     5 Years                           -7.96
 1 Year                             1.67     1 Year                             0.36

=========================================   =========================================

THE PERFORMANCE DATA QUOTED REPRESENT       OTHERWISE STATED. PERFORMANCE FIGURES DO       CONTINGENT DEFERRED SALES CHARGE (CDSC)
PAST PERFORMANCE AND CANNOT GUARANTEE       NOT REFLECT DEDUCTION OF TAXES A               FOR THE PERIOD INVOLVED. THE CDSC ON
COMPARABLE FUTURE RESULTS; CURRENT          SHAREHOLDER WOULD PAY ON FUND                  CLASS B SHARES DECLINES FROM 5%
PERFORMANCE MAY BE LOWER OR HIGHER.         DISTRIBUTIONS OR SALE OF FUND SHARES.          BEGINNING AT THE TIME OF PURCHASE TO 0%
PLEASE VISIT AIMINVESTMENTS.COM FOR THE     INVESTMENT RETURN AND PRINCIPAL VALUE          AT THE BEGINNING OF THE SEVENTH YEAR.
MOST RECENT MONTH-END PERFORMANCE.          WILL FLUCTUATE SO THAT YOU MAY HAVE A          THE CDSC ON CLASS C SHARES IS 1% FOR THE
PERFORMANCE FIGURES REFLECT REINVESTED      GAIN OR LOSS WHEN YOU SELL SHARES.             FIRST YEAR AFTER PURCHASE.
DISTRIBUTIONS, CHANGES IN NET ASSET
VALUE AND THE EFFECT OF THE MAXIMUM             CLASS A SHARE PERFORMANCE REFLECTS             THE PERFORMANCE OF THE FUND'S SHARE
SALES CHARGE UNLESS                         THE MAXIMUM 5.50% SALES CHARGE, AND CLASS      CLASSES WILL DIFFER DUE TO DIFFERENT
                                            B AND CLASS C SHARE PERFORMANCE REFLECTS       SALESCHARGE STRUCTURES AND CLASS
                                            THE APPLICABLE                                 EXPENSES.

FINANCIALS

SCHEDULE OF INVESTMENTS

April 30, 2005
(Unaudited)

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-77.66%

AEROSPACE & DEFENSE--2.91%

Rockwell Collins, Inc.                             20,000   $    917,600
------------------------------------------------------------------------
United Technologies Corp.                          20,000      2,034,400
========================================================================
                                                               2,952,000
========================================================================

AIR FREIGHT & LOGISTICS-1.41%

United Parcel Service, Inc.-Class B(a)             20,000      1,426,200
========================================================================

APPAREL RETAIL-1.32%

Ross Stores, Inc.(a)                               50,000      1,336,000
========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.73%

Legg Mason, Inc.                                   24,750      1,753,785
========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-1.00%

First Data Corp.(a)                                26,700      1,015,401
========================================================================

DIVERSIFIED BANKS-3.56%

Bank of America Corp.                              25,000      1,126,000
------------------------------------------------------------------------
Wells Fargo & Co.                                  41,400      2,481,516
========================================================================
                                                               3,607,516
========================================================================

ELECTRIC UTILITIES-1.18%

PPL Corp.                                          22,000      1,193,720
========================================================================

GOLD-0.75%

Newmont Mining Corp.                               20,000        759,400
========================================================================

HOME IMPROVEMENT RETAIL-1.84%

Home Depot, Inc. (The)(a)                          52,600      1,860,462
========================================================================

HOUSEHOLD PRODUCTS-4.05%

Colgate-Palmolive Co.                              25,000      1,244,750
------------------------------------------------------------------------
Procter & Gamble Co. (The)(a)                      52,800      2,859,120
========================================================================
                                                               4,103,870
========================================================================

HYPERMARKETS & SUPER CENTERS-2.33%

Wal-Mart Stores, Inc.                              50,000      2,357,000
========================================================================

INDUSTRIAL CONGLOMERATES-4.02%

General Electric Co.                              112,600      4,076,120
========================================================================

INTEGRATED OIL & GAS-7.46%

Chevron Corp.                                      40,300      2,095,600
------------------------------------------------------------------------
Exxon Mobil Corp.(a)                               95,800      5,463,474
========================================================================
                                                               7,559,074
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

INVESTMENT BANKING & BROKERAGE-5.91%

Bear Stearns Cos. Inc. (The)                       33,000   $  3,123,780
------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      19,500      1,788,540
------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          20,000      1,078,600
========================================================================
                                                               5,990,920
========================================================================

INVESTMENT COMPANIES -- EXCHANGE TRADED
  FUNDS-4.80%

iShares MSCI Emerging Markets Index                 8,500      1,702,295
------------------------------------------------------------------------
streetTRACKS Gold Trust(b)                         30,000      1,300,500
------------------------------------------------------------------------
Utilities Select Sector SPDR Fund                  62,000      1,858,140
========================================================================
                                                               4,860,935
========================================================================

LIFE & HEALTH INSURANCE-1.08%

AFLAC Inc.                                         26,900      1,093,485
========================================================================

MOVIES & ENTERTAINMENT-1.04%

Walt Disney Co. (The)                              40,000      1,056,000
========================================================================

OIL & GAS DRILLING-1.05%

Rowan Cos., Inc.                                   40,000      1,061,200
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.57%

Spinnaker Exploration Co.(b)                       18,000        576,180
========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-3.85%

Citigroup Inc.                                     83,200      3,907,072
========================================================================

PHARMACEUTICALS-5.38%

Merck & Co. Inc.                                   88,600      3,003,540
------------------------------------------------------------------------
Pfizer Inc.                                        90,000      2,445,300
========================================================================
                                                               5,448,840
========================================================================

PUBLISHING-1.33%

Gannett Co., Inc.                                  17,500      1,347,500
========================================================================

RAILROADS-0.99%

Norfolk Southern Corp.(a)                          32,000      1,004,800
========================================================================

REAL ESTATE-3.72%

Boston Properties, Inc.                            15,000        997,050
------------------------------------------------------------------------
Equity Office Properties Trust                     25,000        786,750
------------------------------------------------------------------------
Simon Property Group, Inc.(a)(c)                   30,000      1,982,100
========================================================================
                                                               3,765,900
========================================================================

SEMICONDUCTOR EQUIPMENT-0.58%

Novellus Systems, Inc.(b)                          25,000        585,750
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

SOFT DRINKS-4.82%

Coca-Cola Co. (The)                                72,000   $  3,127,680
------------------------------------------------------------------------
PepsiCo, Inc.                                      31,600      1,758,224
========================================================================
                                                               4,885,904
========================================================================

SYSTEMS SOFTWARE-2.75%

Microsoft Corp.                                   110,100      2,785,530
========================================================================

THRIFTS & MORTGAGE FINANCE-6.23%

Freddie Mac                                        17,900      1,101,208
------------------------------------------------------------------------
Golden West Financial Corp.(a)                     25,000      1,558,250
------------------------------------------------------------------------
MGIC Investment Corp.                              24,000      1,416,000
------------------------------------------------------------------------
Washington Mutual, Inc.                            54,100      2,235,412
========================================================================
                                                               6,310,870
========================================================================
    Total Domestic Common Stocks (Cost
      $71,270,644)                                            78,681,434
========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-11.70%

AUSTRALIA-1.51%

BHP Billiton Ltd.-ADR (Diversified Metals &
  Mining)                                          60,700      1,534,496
========================================================================

CANADA-3.55%

Barrick Gold Corp. (Gold)                          25,000        558,000
------------------------------------------------------------------------
Canadian National Railway Co. (Railroads)          18,050      1,032,641
------------------------------------------------------------------------
Fording Canadian Coal Trust (Diversified
  Metals & Mining)                                 22,700      2,001,482
========================================================================
                                                               3,592,123
========================================================================

                                                               MARKET
                                                 SHARES        VALUE
------------------------------------------------------------------------

HONG KONG-1.58%

Cheung Kong (Holdings) Ltd. (Real Estate
  Management & Development)(d)                    169,000   $  1,597,566
========================================================================

NETHERLANDS-1.50%

Akzo Nobel N.V. (Diversified Chemicals)(d)         37,100      1,521,192
========================================================================

UNITED KINGDOM-3.56%

Rolls-Royce Group PLC (Aerospace &
  Defense)(b)(d)                                  420,278      1,910,001
------------------------------------------------------------------------
Xstrata PLC (Diversified Metals & Mining)(d)       98,371      1,699,343
========================================================================
                                                               3,609,344
========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $10,680,188)                            11,854,721
========================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. TREASURY BILLS-4.93%

2.61%, 05/12/05 (Cost $4,996,020)(e)           $5,000,000      4,995,658
========================================================================

                                                 SHARES
MONEY MARKET FUNDS-5.86%

Liquid Assets Portfolio-Institutional
  Class(f)                                      2,970,834      2,970,834
------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(f)     2,970,834      2,970,834
========================================================================
    Total Money Market Funds (Cost
      $5,941,668)                                              5,941,668
========================================================================
TOTAL INVESTMENTS-100.15% (Cost $92,888,520)                 101,473,481
========================================================================
OTHER ASSETS LESS LIABILITIES-(0.15%)                           (154,008)
========================================================================
NET ASSETS-100.00%                                          $101,319,473
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) A portion of this security is subject to call options written. See Note 1I and Note 7.
(b) Non-income producing security.
(c) A portion of this security is subject to put options written. See Note 1J and Note 7.
(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at April 30, 2005 was $6,728,102, which represented 6.63% of the Fund's Total Investments. See Note 1A.
(e) Security traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $86,946,852)                                 $  95,531,813
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $5,941,668)                                5,941,668
============================================================
    Total investments (cost $92,888,520)         101,473,481
============================================================
Receivables for:
  Deposits with brokers for securities sold
    short                                          1,088,372
------------------------------------------------------------
  Fund shares sold                                     2,802
------------------------------------------------------------
  Dividends and interest                             181,959
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                27,064
------------------------------------------------------------
Other assets                                          17,557
============================================================
  Total assets                                   102,791,235
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                              516,850
------------------------------------------------------------
  Fund shares reacquired                             522,479
------------------------------------------------------------
  Options written, at market value (premiums received
    $209,266)      233,925
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  35,393
------------------------------------------------------------
Accrued distribution fees                             60,580
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             1,464
------------------------------------------------------------
Accrued transfer agent fees                           53,165
------------------------------------------------------------
Accrued operating expenses                            47,906
============================================================
    Total liabilities                              1,471,762
============================================================
Net assets applicable to shares outstanding    $ 101,319,473
____________________________________________________________
============================================================
NET ASSETS CONSIST OF:

Shares of beneficial interest                  $ 370,978,219
------------------------------------------------------------
Undistributed net investment income                  332,801
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies,
  option contracts and securities sold short    (278,549,911)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies, option
  contracts and securities sold short              8,558,364
============================================================
                                               $ 101,319,473
____________________________________________________________
============================================================

NET ASSETS:

Class A                                        $  43,858,075
____________________________________________________________
============================================================
Class B                                        $  44,402,242
____________________________________________________________
============================================================
Class C                                        $  13,059,156
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                            5,235,237
____________________________________________________________
============================================================
Class B                                            5,488,796
____________________________________________________________
============================================================
Class C                                            1,614,640
____________________________________________________________
============================================================
Class A:
  Net asset value per share                    $        8.38
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $8.38 divided by
      94.50%)                                  $        8.87
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                      $        8.09
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                      $        8.09
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $23,112)         $1,230,118
------------------------------------------------------------------------
Dividends from affiliated money market funds                     144,479
------------------------------------------------------------------------
Interest                                                          17,735
------------------------------------------------------------------------
Short stock rebates                                               19,363
========================================================================
    Total investment income                                    1,411,695
========================================================================

EXPENSES:

Advisory fees                                                    286,933
------------------------------------------------------------------------
Administrative services fees                                      24,795
------------------------------------------------------------------------
Custodian fees                                                     8,339
------------------------------------------------------------------------
Distribution fees:
  Class A                                                         87,027
------------------------------------------------------------------------
  Class B                                                        249,975
------------------------------------------------------------------------
  Class C                                                         75,525
------------------------------------------------------------------------
Line of credit                                                    14,162
------------------------------------------------------------------------
Transfer agent fees                                              182,473
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          9,686
------------------------------------------------------------------------
Other                                                            113,602
========================================================================
    Total expenses                                             1,052,517
========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                     (5,532)
========================================================================
    Net expenses                                               1,046,985
========================================================================
Net investment income                                            364,710
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES, FOREIGN CURRENCIES, OPTION CONTRACTS AND
  SECURITIES SOLD SHORT:

Net realized gain (loss) from:
  Investment securities                                        8,480,856
------------------------------------------------------------------------
  Foreign currencies                                               9,787
------------------------------------------------------------------------
  Option contracts written                                       704,259
------------------------------------------------------------------------
  Securities sold short                                         (574,053)
========================================================================
                                                               8,620,849
========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                       (4,348,676)
------------------------------------------------------------------------
  Foreign currencies                                              (2,614)
------------------------------------------------------------------------
  Option contracts written                                       (33,738)
------------------------------------------------------------------------
  Securities sold short                                          298,328
========================================================================
                                                              (4,086,700)
========================================================================
Net gain from investment securities, foreign currencies,
  option contracts and securities sold short                   4,534,149
========================================================================
Net increase in net assets resulting from operations          $4,898,859
________________________________________________________________________
========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2005 and the year ended October 31, 2004 (Unaudited)

                                                               APRIL 30,      OCTOBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $    364,710    $ (1,064,213)
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies, futures contracts, option contracts and
    securities sold short                                        8,620,849       8,212,032
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies, futures
    contracts, option contracts and securities sold short       (4,086,700)     (6,754,352)
==========================================================================================
    Net increase in net assets resulting from operations         4,898,859         393,467
==========================================================================================
Share transactions-net:
  Class A                                                      (13,134,851)    (24,073,386)
------------------------------------------------------------------------------------------
  Class B                                                      (12,444,468)    (16,058,824)
------------------------------------------------------------------------------------------
  Class C                                                       (4,705,629)     (6,959,632)
==========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                        (30,284,948)    (47,091,842)
==========================================================================================
    Net increase (decrease) in net assets                      (25,386,089)    (46,698,375)
==========================================================================================

NET ASSETS:

  Beginning of period                                          126,705,562     173,403,937
==========================================================================================
  End of period (including undistributed net investment
    income (loss) of $332,801 and $(31,909), respectively).   $101,319,473    $126,705,562
__________________________________________________________________________________________
==========================================================================================

See accompanying notes which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Opportunities III Fund (the "Fund") is a series portfolio of AIM Special Opportunities Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's objective is long-term growth of capital. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income and short stock rebate income are recorded on the accrual basis. Dividend income and dividend expense on short sales are recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

F. SECURITIES SOLD SHORT -- The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates.

       The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sales transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

I. COVERED CALL OPTIONS -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

       A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.

       An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options, the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund was unable to close an option it had written, it might be unable to sell the securities used as cover.

J. PUT OPTIONS -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

K. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays a base management fee calculated at the annual rate of 1.50% of the Fund's average daily net assets. The base management fee will be adjusted, on a monthly basis, (i) upward at the rate of 0.20%, on a pro rata basis, for each percentage point the 12-month rolling investment performance of the Class A shares exceeds the sum of 2.00% and the 12-month rolling investment record of the S&P 500 Index, or (ii) downward at the rate of 0.20%, on a pro rata basis, for each percentage point the 12-month rolling investment record of the S&P 500 Index less 2.00% exceeds the 12-month rolling investment performance of the Class A shares. Effective January 1, 2005, AIM has contractually agreed to waive advisory fees to the extent necessary so that the advisory fees payable by the Fund do not exceed the management fee of 1.25%, subject to a maximum 0.75% performance adjustment upward or downward.

    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2005, AIM waived fees of $1,823.

    For the six months ended April 30, 2005, at the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse $2,305 of expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2005, AIM was paid $24,795.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended April 30, 2005, the Fund paid AISI $182,473.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended April 30, 2005, the Class A, Class B and Class C shares paid $87,027, $249,975 and $75,525, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2005, ADI advised the Fund that it retained $1,390 in front-end sales commissions from the sale of Class A shares and $71, $4,818 and $14 from Class A, Class B shares and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AISI and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                        UNREALIZED
                        MARKET VALUE    PURCHASES       PROCEEDS       APPRECIATION    MARKET VALUE   DIVIDEND     REALIZED
FUND                      10/31/04       AT COST       FROM SALES     (DEPRECIATION)     04/30/05      INCOME     GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional Class   $ 5,724,049    $19,534,183    $(22,287,398)       $   --        $2,970,834    $ 71,492      $   --
-----------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-
  Institutional Class     5,724,049     19,534,183     (22,287,398)           --         2,970,834      72,987          --
=============================================================================================================================
  Total                 $11,448,098    $39,068,366    $(44,574,796)       $   --        $5,941,668    $144,479      $   --
_____________________________________________________________________________________________________________________________
=============================================================================================================================

NOTE 4--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2005, the Fund received credits from this arrangement which resulted in the reduction of the Fund's total expenses of $1,404.

NOTE 5--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended April 30, 2005, the Fund paid legal fees of $2,064 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6--BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by JP Morgan Chase Bank. The Fund may borrow up to the lesser of (i) $225,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line.

    Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended April 30, 2005.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7--OPTION CONTRACTS WRITTEN

                                         TRANSACTIONS DURING THE PERIOD
----------------------------------------------------------------------------------------------------------------
                                                               CALL OPTION CONTRACTS       PUT OPTION CONTRACTS
                                                              ------------------------    ----------------------
                                                              NUMBER OF     PREMIUMS      NUMBER OF    PREMIUMS
                                                              CONTRACTS     RECEIVED      CONTRACTS    RECEIVED
----------------------------------------------------------------------------------------------------------------
Beginning of period                                               246      $   26,649          --      $      --
----------------------------------------------------------------------------------------------------------------
Written                                                        11,426       1,200,207       4,090        316,200
----------------------------------------------------------------------------------------------------------------
Closed                                                         (3,755)       (561,161)       (370)       (39,239)
----------------------------------------------------------------------------------------------------------------
Exercised                                                      (3,711)       (353,363)     (1,080)       (91,412)
----------------------------------------------------------------------------------------------------------------
Expired                                                        (2,296)       (182,042)     (2,150)      (106,573)
================================================================================================================
End of period                                                   1,910      $  130,290         490      $  78,976
________________________________________________________________________________________________________________
================================================================================================================

                                               OPEN OPTIONS WRITTEN AT PERIOD END
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     UNREALIZED
                                               CONTRACT     STRIKE     NUMBER OF    PREMIUMS     APRIL 30, 2005     APPRECIATION
                                                MONTH       PRICE      CONTRACTS    RECEIVED      MARKET VALUE     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
CALLS
Exxon Mobil Corp.                               May-05      $ 60.0         190      $ 18,904        $  6,650          $ 12,254
---------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                May-05        37.5         130        10,790          12,350            (1,560)
---------------------------------------------------------------------------------------------------------------------------------
Golden West Financial Corp.                     May-05        65.0         250        11,999           8,125             3,874
---------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc. (The)                          May-05        37.5         260        12,479           4,550             7,929
---------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp.                          May-05        35.0         220        23,539           2,750            20,789
---------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                      May-05        55.0         260        11,180          12,350            (1,170)
---------------------------------------------------------------------------------------------------------------------------------
Ross Stores, Inc.                               May-05        30.0         200        13,800           2,500            11,300
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group, Inc.                      May-05        65.0         300        15,899          48,750           (32,851)
---------------------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc.                     May-05        70.0         100        11,700          20,500            (8,800)
=================================================================================================================================
                                                                         1,910      $130,290        $118,525          $ 11,765
_________________________________________________________________________________________________________________________________
=================================================================================================================================
PUTS
ConocoPhillips                                  May-05      $105.0         120      $ 22,439        $ 36,900          $(14,461)
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                  May-05         5.55        220        43,338          77,000           (33,662)
---------------------------------------------------------------------------------------------------------------------------------
Simon Property Group, Inc.                      May-05        60.0         150        13,199           1,500            11,699
=================================================================================================================================
                                                                           490      $ 78,976        $115,400          $(36,424)
=================================================================================================================================
Total outstanding options written                                        2,400      $209,266        $233,925          $(24,659)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 8--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of October 31, 2004 to utilizing $279,652,604 of capital loss carryforward in the fiscal year ended October 31, 2005.

    The Fund had a capital loss carryforward as of October 31, 2004 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2009                                                $179,286,150
-----------------------------------------------------------------------------
October 31, 2010                                                  91,348,699
-----------------------------------------------------------------------------
October 31, 2011                                                  14,054,912
=============================================================================
Total capital loss carryforward                                 $284,689,761
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 3, 2003, the date of the reorganization of INVESCO Advantage Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from reorganization.

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2005 was $41,575,169 and $67,065,321, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $10,071,472
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (3,268,634)
===============================================================================
Net unrealized appreciation of investment securities               $ 6,802,838
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $94,670,643.

NOTE 10--SHARE INFORMATION

The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

                                           CHANGES IN SHARES OUTSTANDING(a)
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                    APRIL 30, 2005               OCTOBER 31, 2004
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        196,030    $  1,629,344       501,197    $  4,153,216
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         28,414         230,045       186,041       1,484,901
----------------------------------------------------------------------------------------------------------------------
  Class C                                                          7,731          63,025       110,586         883,122
======================================================================================================================
Issued in connection with acquisitions:(b)
  Class A                                                             --              --       530,892       4,270,935
----------------------------------------------------------------------------------------------------------------------
  Class B                                                             --              --       740,509       5,801,027
----------------------------------------------------------------------------------------------------------------------
  Class C                                                             --              --       311,873       2,444,143
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                         43,368         364,499       163,800       1,352,401
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        (44,851)       (364,499)     (168,500)     (1,352,401)
======================================================================================================================
Reacquired:
  Class A                                                     (1,805,325)    (15,128,694)   (4,145,780)    (33,849,938)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                     (1,516,325)    (12,310,014)   (2,775,151)    (21,992,351)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (587,370)     (4,768,654)   (1,295,910)    (10,286,897)
======================================================================================================================
                                                              (3,678,328)   $(30,284,948)   (5,840,443)   $(47,091,842)
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 22% of the outstanding shares of the Fund. AIM Distributors has an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b) As of the opening of business on November 3, 2003, the Fund acquired all of the net assets of INVESCO Advantage Fund, pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and INVESCO Advantage Fund shareholders on October 21, 2003. The acquisition was accomplished by a tax-free exchange of 1,583,274 shares of the Fund for 2,180,862 shares of INVESCO Advantage Fund outstanding as of the close of business on October 31, 2003. INVESCO Advantage Fund's net assets at that date of $12,516,105, including $2,028,124 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $173,469,765.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                         CLASS A
                       -----------------------------------------------------------------------------------------------------------
                                                                                                                 DECEMBER 30, 1999
                       SIX MONTHS                                                               THREE MONTHS     (DATE OPERATIONS
                         ENDED                         YEAR ENDED OCTOBER 31,                      ENDED           COMMENCED) TO
                       APRIL 30,         --------------------------------------------------     OCTOBER 31,          JULY 31,
                          2005            2004         2003         2002             2001           2000               2000
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period   $  8.06          $  8.04      $  7.06      $  8.83         $  13.60       $  13.12           $  10.00
----------------------------------------------------------------------------------------------------------------------------------
Income from
  investment
  operations:
  Net investment
    income (loss)          0.05(a)         (0.03)(b)    (0.06)(b)    (0.02)(b)(c)     (0.03)(b)       0.00(b)           (0.01)
----------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses)
    on securities
    (both realized
    and unrealized)        0.27             0.05         1.04        (1.75)           (4.37)          0.48               3.13
==================================================================================================================================
    Total from
      investment
      operations           0.32             0.02         0.98        (1.77)           (4.40)          0.48               3.12
==================================================================================================================================
Less distributions
  from net realized
  gains                      --               --           --           --            (0.37)            --                 --
==================================================================================================================================
Net asset value, end
  of period             $  8.38          $  8.06      $  8.04      $  7.06         $   8.83       $  13.60           $  13.12
__________________________________________________________________________________________________________________________________
==================================================================================================================================
Total return(d)            3.97%            0.25%       13.88%      (20.05)%         (33.10)%         3.66%             31.20%
__________________________________________________________________________________________________________________________________
==================================================================================================================================
Ratios/supplemental
  data:
Net assets, end of
  period (000s
  omitted)              $43,858          $54,788      $78,440      $89,218         $171,324       $373,614           $138,205
__________________________________________________________________________________________________________________________________
==================================================================================================================================
Ratio of expenses to
  average net assets
  (including interest
  expense and
  dividends on short
  sales expense):
  With fee waivers
    and/or expense
    reimbursements         1.46%(e)         1.52%        2.21%        1.26%            2.16%          2.07%(f)           2.41%(f)
----------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers
    and/or expense
    reimbursements         1.47%(e)         1.54%        2.21%        1.36%            2.26%          2.10%(f)           2.49%(f)
==================================================================================================================================
Ratio of expenses to
  average net assets
  (excluding interest
  expense and
  dividends on short
  sales expense):
  With fee waivers
    and/or expense
    reimbursements         1.44%(e)         1.29%        1.95%        1.11%            2.12%          2.03%(f)           2.34%(f)
----------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers
    and/or expense
    reimbursements         1.45%(e)         1.31%        1.95%        1.21%            2.22%          2.06%(f)           2.42%(f)
==================================================================================================================================
Ratio of net
  investment income
  (loss) to average
  net assets               1.00%(a)(e)     (0.31)%      (0.87)%      (0.19)%(c)       (0.30)%         0.04%(f)          (0.20)%(f)
==================================================================================================================================
Ratio of interest
  expense and
  dividends on short
  sales expense to
  average net
  assets(g)                0.02%(e)         0.23%        0.26%        0.15%            0.04%          0.04%(f)           0.07%(f)
__________________________________________________________________________________________________________________________________
==================================================================================================================================
Portfolio turnover
  rate(h)                    41%              87%         215%         195%             269%            38%               125%
__________________________________________________________________________________________________________________________________
==================================================================================================================================

(a) Net investment income (loss) per share and the Ratio of net investment income (loss) to average net assets include a special cash dividend of $3.00 per share paid by Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the Ratio of net investment income (loss) to average net assets excluding the special dividend are $0.03 and 0.61%, respectively.
(b)  Calculated using average shares outstanding.
(c) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income (loss) per share would have been $(0.01) and the ratio of net investment income (loss) to average net assets would have been (0.17)%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(d) Includes adjustments in accordance with accounting principles generally accepted in the Unites States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $50,141,787.
(f)  Annualized.
(g) Ratio includes interest expense and fees on the committed line of credit.
(h)  Not annualized for periods less than one year.

                                                                       CLASS B
                       --------------------------------------------------------------------------------------------------------
                                                                                                                 MARCH 31, 2000
                       SIX MONTHS                                                               THREE MONTHS      (DATE SALES
                         ENDED                         YEAR ENDED OCTOBER 31,                      ENDED         COMMENCED) TO
                       APRIL 30,         --------------------------------------------------     OCTOBER 31,         JULY 31,
                          2005            2004         2003         2002             2001           2000              2000
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period   $  7.80          $  7.84      $  6.93      $  8.74         $  13.55       $  13.10          $  12.81
-------------------------------------------------------------------------------------------------------------------------------
Income from
  investment
  operations:
  Net investment
    income (loss)          0.02(a)         (0.08)(b)    (0.11)(b)    (0.08)(b)(c)     (0.12)(b)      (0.02)(b)         (0.02)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses)
    on securities
    (both realized
    and unrealized)        0.27             0.04         1.02        (1.73)           (4.32)          0.47              0.31
===============================================================================================================================
    Total from
      investment
      operations           0.29            (0.04)        0.91        (1.81)           (4.44)          0.45              0.29
===============================================================================================================================
Less distributions
  from net realized
  gains                      --               --           --           --            (0.37)            --                --
===============================================================================================================================
Net asset value, end
  of period             $  8.09          $  7.80      $  7.84      $  6.93         $   8.74       $  13.55          $  13.10
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(d)            3.72%           (0.51)%      13.13%      (20.71)%         (33.53)%         3.44%             2.26%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental
  data:
Net assets, end of
  period (000s
  omitted)              $44,402          $54,797      $70,905      $77,920         $143,331       $282,120          $102,795
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to
  average net assets
  (including interest
  expense and
  dividends on short
  sales expense)           2.11%(e)(f)      2.17%(f)     2.86%        2.01%            2.92%          2.77%(g)          3.10%(f)(g)
===============================================================================================================================
Ratio of expenses to
  average net assets
  (excluding interest
  expense and
  dividends on short
  sales expense)           2.09%(e)(h)      1.94%(h)     2.60%        1.86%            2.88%          2.73%(g)          3.03%(g)(h)
===============================================================================================================================
Ratio of net
  investment income
  (loss) to average
  net assets               0.35%(a)(e)     (0.96)%      (1.52)%      (0.94)%(c)       (1.06)%        (0.66)%(g)        (0.89)%(g)
===============================================================================================================================
Ratio of interest
  expense and
  dividends on short
  sales expense to
  average net
  assets(i)                0.02%(e)         0.23%        0.26%        0.15%            0.04%          0.04%(g)          0.07%(g)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover
  rate(j)                    41%              87%         215%         195%             269%            38%              125%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) Net investment income (loss) per share and the Ratio of net investment income (loss) to average net assets include a special cash dividend of $3.00 per share paid by Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the Ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.00) and (0.04)%, respectively.
(b)  Calculated using average shares outstanding.
(c) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have remained the same and the ratio of net investment income (loss) to average net assets would have been (0.92)%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(d) Includes adjustments in accordance with accounting principles generally accepted in the Unites States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $50,409,362.
(f) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements, including interest expense and dividends on short sales expense was 2.12% (annualized), 2.19% and 3.18% (annualized), for the six months ended April 30, 2005, the year ended October 31, 2004 and the four months ended July 31, 2000, respectively.
(g)  Annualized.
(h) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements, excluding interest expense and dividends on short sales expense was 2.10% (annualized), 1.96% and 3.11% (annualized), for the six months ended April 30, 2005, the year ended October 31, 2004 and the four months ended July 31, 2000, respectively.
(i) Ratio includes interest expense and fees on the committed line of credit.
(j)  Not annualized for periods less than one year.

                                                                        CLASS C
                       ----------------------------------------------------------------------------------------------------------
                                                                                                                   MARCH 31, 2000
                       SIX MONTHS                                                                THREE MONTHS       (DATE SALES
                         ENDED                         YEAR ENDED OCTOBER 31,                       ENDED          COMMENCED) TO
                       APRIL 30,          -------------------------------------------------      OCTOBER 31,          JULY 31,
                          2005             2004         2003         2002            2001            2000               2000
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period   $  7.80           $  7.84      $  6.93      $  8.73         $ 13.55        $ 13.09            $ 12.81
---------------------------------------------------------------------------------------------------------------------------------
Income from
  investment
  operations:
  Net investment
    income (loss)          0.02(a)          (0.08)(b)    (0.11)(b)    (0.08)(b)(c)    (0.12)(b)      (0.02)(b)          (0.02)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses)
    on securities
    (both realized
    and unrealized)        0.27              0.04         1.02        (1.72)          (4.33)          0.48               0.30
=================================================================================================================================
    Total from
      investment
      operations           0.29             (0.04)        0.91        (1.80)          (4.45)          0.46               0.28
=================================================================================================================================
Less distributions
  from net realized
  gains                      --                --           --           --           (0.37)            --                 --
=================================================================================================================================
Net asset value, end
  of period             $  8.09           $  7.80      $  7.84      $  6.93         $  8.73        $ 13.55            $ 13.09
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(d)            3.72%            (0.51)%      13.13%      (20.62)%        (33.60)%         3.51%              2.19%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental
  data:
Net assets, end of
  period (000s
  omitted)              $13,059           $17,121      $24,060      $30,430         $59,675        $111,084           $34,972
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to
  average net assets
  (including interest
  expense and
  dividends on short
  sales expense)           2.11%(e)(f)       2.17%(f)     2.86%        2.01%           2.92%          2.77%(g)           3.10%(f)(g)
=================================================================================================================================
Ratio of expenses to
  average net assets
  (excluding interest
  expense and
  dividends on short
  sales expense)           2.09%(e)(h)       1.94%(h)     2.60%        1.86%           2.88%          2.73%(g)           3.03%(g)(h)
=================================================================================================================================
Ratio of net
  investment income
  (loss) to average
  net assets               0.35%(a)(e)      (0.96)%      (1.52)%      (0.94)%(c)      (1.06)%        (0.66)%(g)         (0.89)%(g)
=================================================================================================================================
Ratio of interest
  expense and
  dividends on short
  sales expense to
  average net
  assets(i)                0.02%(e)          0.23%        0.26%        0.15%           0.04%          0.04%(g)           0.07%(g)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover
  rate(j)                    41%               87%         215%         195%            269%            38%               125%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Net investment income (loss) per share and the Ratio of net investment income (loss) to average net assets include a special cash dividend of $3.00 per share paid by Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the Ratio of net investment income (loss) to average net assets excluding the special dividend are $(0.00) and (0.04)%, respectively.
(b)  Calculated using average shares outstanding.
(c) As required, effective November 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have remained the same and the ratio of net investment income (loss) to average net assets would have been (0.92)%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(d) Includes adjustments in accordance with accounting principles generally accepted in the Unites States of America, and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(e) Ratios are annualized and based on average daily net assets of $15,230,074.
(f) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements, including interest expense and dividends on short sales expense was 2.12% (annualized), 2.19% and 3.18% (annualized), for the six months ended April 30, 2005, the year ended October 31, 2004 and the four months ended July 31, 2000, respectively.
(g)  Annualized.
(h) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements, excluding interest expense and dividends on short sales expense was 2.10% (annualized), 1.96% and 3.11% (annualized), for the six months ended April 30, 2005, the year ended October 31, 2004 and the four months ended July 31, 2000, respectively.
(i) Ratio includes interest expense and fees on the committed line of credit.
(j)  Not annualized for periods less than one year.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), A I M Advisors, Inc. ("AIM") (the Fund's investment advisor) and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including, among others, the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Colorado Attorney General ("COAG"), to resolve civil enforcement actions and/or investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

  As part of the settlements, IFG agreed to pay a total of $325 million (including $110 million in civil penalties). Additionally, AIM and ADI agreed to pay a total of $50 million (including $30 million in civil penalties). These settlement funds will be made available for distribution to the shareholders of the applicable AIM Funds that were harmed by market timing activity, and may (or may not) increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading. The settlement funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these settlement funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

  At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

  IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

  On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed civil proceedings against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in these proceedings. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

  - that the defendants permitted improper market timing and related issues in the AIM Funds;

  - that certain AIM Funds inadequately employed fair value pricing;

  - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

  - that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees;

  - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

  - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which the AIM Funds were eligible to participate.

  These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

  At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

  As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               TRANSFER AGENT
Prema Mathai-Davis                Senior Vice President (Senior Officer)        AIM Investment Services, Inc.
Lewis F. Pennock                                                                P.O. Box 4739
Ruth H. Quigley                   Kevin M. Carome                               Houston, TX 77210-4739
Larry Soll                        Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President and Treasurer                  Boston, MA 02110-2801
                                  J. Philip Ferguson
                                  Vice President                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                  Karen Dunn Kelley                             Andrews & Ingersoll, LLP
                                  Vice President                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599

                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

      DOMESTIC EQUITY                                  SECTOR EQUITY

AIM Aggressive Growth Fund                  AIM Advantage Health Sciences Fund(1)
AIM Basic Balanced Fund*                    AIM Energy Fund(1)
AIM Basic Value Fund                        AIM Financial Services Fund(1)
AIM Blue Chip Fund                          AIM Global Health Care Fund
AIM Capital Development Fund                AIM Global Real Estate Fund
AIM Charter Fund                            AIM Gold & Precious Metals Fund(1)
AIM Constellation Fund                      AIM Leisure Fund(1)
AIM Diversified Dividend Fund               AIM Multi-Sector Fund(1)
AIM Dynamics Fund(1)                        AIM Real Estate Fund(7)
AIM Large Cap Basic Value Fund              AIM Technology Fund(1)
AIM Large Cap Growth Fund                   AIM Utilities Fund(1)
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund(2)                       FIXED INCOME
AIM Mid Cap Growth Fund
AIM Opportunities I Fund                    TAXABLE
AIM Opportunities II Fund
AIM Opportunities III Fund                  AIM Floating Rate Fund
AIM Premier Equity Fund                     AIM High Yield Fund
AIM S&P 500 Index Fund(1)                   AIM Income Fund
AIM Select Equity Fund                      AIM Intermediate Government Fund
AIM Small Cap Equity Fund(3)                AIM Limited Maturity Treasury Fund
AIM Small Cap Growth Fund(4)                AIM Money Market Fund
AIM Small Company Growth Fund(1)            AIM Short Term Bond Fund
AIM Trimark Endeavor Fund                   AIM Total Return Bond Fund
AIM Trimark Small Companies Fund            Premier Portfolio
AIM Weingarten Fund                         Premier U.S. Government Money Portfolio(1)

*Domestic equity and income fund            TAX-FREE

    INTERNATIONAL/GLOBAL EQUITY             AIM High Income Municipal Fund
                                            AIM Municipal Bond Fund
AIM Asia Pacific Growth Fund                AIM Tax-Exempt Cash Fund
AIM Developing Markets Fund                 AIM Tax-Free Intermediate Fund
AIM European Growth Fund                    Premier Tax-Exempt Portfolio
AIM European Small Company Fund(5)
AIM Global Aggressive Growth Fund                 AIM ALLOCATION SOLUTIONS
AIM Global Equity Fund
AIM Global Growth Fund                      AIM Conservative Allocation Fund
AIM Global Value Fund                       AIM Growth Allocation Fund(8)
AIM International Core Equity Fund(1)       AIM Moderate Allocation Fund
AIM International Growth Fund               AIM Moderate Growth Allocation Fund
AIM International Small Company Fund(6)     AIM Moderately Conservative Allocation Fund
AIM Trimark Fund

(1) The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund. (2) As of end of business on February 27, 2004, AIM Mid Cap Core Equity Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (3) Effective December 13, 2004, AIM Small Cap Equity Fund is open to all investors. (4) As of end of business on March 18, 2002, AIM Small Cap Growth Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (5) As of end of business on March 28, 2005, AIM European Small Company Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (6) Effective December 30, 2004, AIM International Emerging Growth Fund was renamed AIM International Small Company Fund. As of end of business on March 14, 2005, the Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (7) As of end of business on April 29, 2005, AIM Real Estate Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please contact your financial advisor. (8) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

    If used after July 20, 2005, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $131 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $375 billion in assets under management. Data as of March 31, 2005.

================================================================================
CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
================================================================================

AIMinvestments.com                 OPP3-SAR-1          A I M Distributors, Inc.


[YOUR GOALS. OUR SOLUTIONS.]
  --Registered Trademark--

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Funds    Products                 Savings    Managed      Products   Management
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                                                        --Registered Trademark--

ITEM 2. CODE OF ETHICS.

         There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

         Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of June 21, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 21, 2005, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

 12(a) (1)        Not applicable.

 12(a) (2)        Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

 12(a) (3)        Not applicable.

 12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Special Opportunities Funds

By: /s/ Robert H. Graham
    -------------------------------------------------
        Robert H. Graham
        Principal Executive Officer

Date: July 6, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Robert H. Graham
    -------------------------------------------------
        Robert H. Graham
        Principal Executive Officer

Date: July 6, 2005


By: /s/ Sidney M. Dilgren
    -------------------------------------------------
        Sidney M. Dilgren
        Principal Financial Officer

Date: July 6, 2005

                                  EXHIBIT INDEX


12(a) (1)         Not applicable.

12(a) (2)         Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)         Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.